Short-Term Investment-Grade Portfolio
Schedule of Investments (unaudited)
As of March 31, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.7%)
U.S. Government Securities (7.7%)
	United States Treasury Note/Bond	3.875%	7/31/2027	29,016	29,027
[1]	United States Treasury Note/Bond	3.750%	8/15/2027	12,238	12,224
	United States Treasury Note/Bond	3.500%	10/31/2027	26,875	26,734
	United States Treasury Note/Bond	4.125%	11/15/2027	13,439	13,498
[2]	United States Treasury Note/Bond	4.250%	1/15/2028	18,351	18,482
	United States Treasury Note/Bond	2.875%	5/15/2028	10,792	10,586
	United States Treasury Note/Bond	4.125%	3/31/2029	10,000	10,084
	United States Treasury Note/Bond	2.875%	4/30/2029	12,807	12,449
	United States Treasury Note/Bond	4.625%	4/30/2029	9,677	9,896
	United States Treasury Note/Bond	4.500%	5/31/2029	7,169	7,309
	United States Treasury Note/Bond	3.125%	8/31/2029	4,562	4,455
	United States Treasury Note/Bond	3.500%	9/30/2029	18,831	18,607
	United States Treasury Note/Bond	3.875%	11/30/2029	3,900	3,899
	United States Treasury Note/Bond	3.875%	12/31/2029	6,000	5,998
	United States Treasury Note/Bond	3.750%	1/31/2031	10,000	9,916
	United States Treasury Note/Bond	3.500%	2/28/2031	7,378	7,234
Total U.S. Government and Agency Obligations (Cost $201,514)					200,398
Asset-Backed/Commercial Mortgage-Backed Securities (6.5%)
[3,4]	Affirm Asset Securitization Trust Class C Series 2025-X2	4.930%	10/15/2030	100	100
[3,4]	Affirm Master Trust Class A Series 2025-3A	4.450%	10/16/2034	1,880	1,872
[3,4]	Affirm Master Trust Class B Series 2025-3A	4.750%	10/16/2034	100	99
[3,4]	Affirm Master Trust Class C Series 2025-3A	4.890%	10/16/2034	790	785
[3,4]	Affirm Master Trust Class D Series 2026-1A	4.910%	2/15/2034	140	139
[3,4]	Ally Auto Receivables Trust Class B Series 2023-1	5.760%	1/15/2029	250	254
[4]	Ally Auto Receivables Trust Class B Series 2024-1	5.160%	10/15/2029	200	202
[3,4]	Ally Auto Receivables Trust Class C Series 2023-1	5.960%	3/15/2029	200	203
[4]	Ally Auto Receivables Trust Class C Series 2024-1	5.410%	11/15/2029	140	142
[3,4]	Ally Auto Receivables Trust Class D Series 2023-1	6.740%	4/15/2034	130	133
[3,4]	Ally Auto Receivables Trust Class D Series 2023-A	7.330%	1/17/2034	140	144
[3,4]	Ally Auto Receivables Trust Class D Series 2024-1	5.800%	2/16/2032	140	143
[3,4]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/2032	148	149
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/2032	104	105
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/2032	128	128
[3,4]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-A	4.844%	6/15/2033	288	289
[3,4]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-B	4.697%	9/15/2033	365	366
[3,4]	Ally Bank Auto Credit-Linked Notes Class D Series 2025-A	4.991%	6/15/2033	185	185
[3,4]	Ally Bank Auto Credit-Linked Notes Class D Series 2025-B	4.942%	9/15/2033	208	208
[3,4]	American Heritage Auto Receivables Trust Class A4 Series 2024-1A	5.070%	6/17/2030	200	201
[4]	AmeriCredit Automobile Receivables Trust Class C Series 2023-2	6.000%	7/18/2029	400	409
[3,4]	AMSR Trust Class A Series 2024-SFR2	4.150%	11/17/2041	750	732
[3,4]	AMSR Trust Class A Series 2025-SFR1	3.655%	6/17/2042	750	714
[3,4]	AMSR Trust Class A Series 2025-SFR2	4.275%	11/17/2042	500	489
[4]	AMSR Trust Class A Series 2026-SFR1	3.775%	4/17/2031	220	207
[3,4]	AMSR Trust Class B Series 2024-SFR2	4.150%	11/17/2041	490	475
[3,4]	AMSR Trust Class B Series 2025-SFR2	4.275%	11/17/2042	380	366
[3,4]	AutoNation Finance Trust Class C Series 2025-1A	5.190%	12/10/2030	200	203
[3,4]	AutoNation Finance Trust Class C Series 2026-1A	4.560%	10/14/2031	150	149
[3,4]	AutoNation Finance Trust Class D Series 2025-1A	5.630%	9/10/2032	260	263
[3,4]	AutoNation Finance Trust Class D Series 2026-1A	5.070%	1/11/2034	290	288
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-7A	5.900%	8/21/2028	100	102
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-8A	6.020%	2/20/2030	700	726
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-1A	5.360%	6/20/2030	480	491
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-3A	5.230%	12/20/2030	410	417
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2025-1A	4.800%	8/20/2029	400	403
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2026-1A	4.280%	8/20/2030	360	357
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2026-2A	4.600%	8/20/2032	380	375
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2024-3A	5.580%	12/20/2030	240	243
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2025-1A	5.240%	8/20/2029	100	101
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2025-2A	5.510%	8/20/2031	160	162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2026-2A	5.000%	8/20/2032	240	236
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2022-5A	6.240%	4/20/2027	20	20
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-1A	6.230%	4/20/2029	200	202
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/2027	100	100
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2025-1A	5.870%	8/20/2029	100	101
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2025-2A	6.240%	8/20/2031	100	102
[3,4,5]	Balboa Bay Loan Funding Ltd. Class 2A Series 2023-2, TSFR3M + 1.150%	4.818%	10/20/2036	340	339
[3,4,5]	Balboa Bay Loan Funding Ltd. Class 2A Series 2023-2, TSFR3M + 1.550%	5.218%	10/20/2036	360	360
[4,5]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.192%	9/15/2048	40	37
[4,5]	Banc of America Funding Trust Class 2A2 Series 2006-H	4.676%	9/20/2046	51	44
[4]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/2052	360	339
[4]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/2062	530	500
[4]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/2050	150	148
[4]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/2060	29	29
[4]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/2050	400	390
[4,5]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/2061	60	60
[4]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/2052	240	236
[4]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/2060	270	266
[4]	BANK5 Class A3 Series 2024-5YR7	5.769%	6/15/2057	410	423
[4]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/2052	440	426
[4]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/2052	120	114
[3,4,5]	Barings CLO Ltd. Class A1 Series 2025-7A, TSFR3M + 1.140%	4.868%	1/15/2038	230	229
[3,4,5]	Barings CLO Ltd. Class B Series 2025-7A, TSFR3M + 1.500%	5.228%	1/15/2038	600	599
[3,4,5]	Basswood Park CLO Ltd. Class AR Series 2021-1A, TSFR3M + 1.030%	4.698%	4/20/2034	290	289
[3,4,5]	Basswood Park CLO Ltd. Class BR Series 2021-1A, TSFR3M + 1.500%	5.168%	4/20/2034	380	379
[3,4]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/2028	160	161
[3,4]	Bayview Opportunity Master Fund VII Trust Class C Series 2024-SN1	5.830%	12/15/2028	180	182
[3,4]	Bayview Opportunity Master Fund VII Trust Class D Series 2024-SN1	6.360%	7/16/2029	210	214
[4]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/2055	50	50
[4]	BBCMS Mortgage Trust Class A3 Series 2024-5C29	5.208%	9/15/2057	600	611
[4]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/2051	560	553
[4,5]	BBCMS Mortgage Trust Class AS Series 2024-5C25	6.358%	3/15/2057	450	467
[4,5]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	4.065%	5/25/2047	67	61
[4,5]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	4.064%	10/25/2036	62	53
[4]	Benchmark Mortgage Trust Class A3 Series 2024-V6	5.926%	3/15/2057	160	165
[4]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	9/15/2057	290	295
[4,5]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/2051	560	553
[3,4,5]	Benefit Street Partners CLO IV Ltd. Class AR5 Series 2014-IVA, TSFR3M + 1.250%	4.918%	10/20/2038	400	400
[3,4,5]	Benefit Street Partners CLO IV Ltd. Class BR5 Series 2014-IVA, TSFR3M + 1.550%	5.218%	10/20/2038	460	459
[3,4,5]	BFLD Commercial Mortgage Trust Class A Series 2025-5MW	4.674%	10/10/2042	350	347
[4]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/2057	180	184
[4,5]	BMO Mortgage Trust Class A3 Series 2024-5C4	6.526%	5/15/2057	170	178
[4,5]	BMO Mortgage Trust Class A3 Series 2024-5C8	5.625%	12/15/2057	350	360
[4]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-3	4.810%	5/15/2031	330	330
[4]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-4	4.800%	8/15/2031	220	219
[3,4]	BX Trust Class A Series 2019-OC11	3.202%	12/9/2041	440	415
[3,4,5]	BX Trust Class A Series 2025-ARIA	5.031%	12/13/2042	610	613
[3,4,5]	Capital Street Master Trust Class A Series 2024-1, SOFR30A + 1.350%	5.022%	10/16/2028	180	180
[3,4,5]	Capital Street Master Trust Class A Series 2025-1, SOFR30A + 1.100%	4.772%	8/16/2029	950	948
[4]	CarMax Auto Owner Trust Class A4 Series 2024-4	4.640%	4/15/2030	320	323
[4]	CarMax Auto Owner Trust Class B Series 2024-4	4.820%	5/15/2030	100	101
[4]	CarMax Auto Owner Trust Class B Series 2025-1	5.110%	9/16/2030	70	71
[4]	CarMax Auto Owner Trust Class C Series 2024-3	5.280%	3/15/2030	100	102
[4]	CarMax Auto Owner Trust Class C Series 2024-4	4.970%	6/17/2030	110	111
[4]	CarMax Auto Owner Trust Class C Series 2025-1	5.260%	10/15/2030	120	121
[4]	CarMax Auto Owner Trust Class C Series 2025-3	4.880%	4/15/2031	130	131
[4]	CarMax Auto Owner Trust Class C Series 2025-4	4.810%	9/15/2031	170	171
[4]	CarMax Auto Owner Trust Class D Series 2024-3	5.670%	1/15/2031	70	71
[4]	CarMax Auto Owner Trust Class D Series 2024-4	5.360%	8/15/2031	90	91
[4]	CarMax Auto Owner Trust Class D Series 2025-1	5.600%	7/15/2031	110	111
[4]	CarMax Auto Owner Trust Class D Series 2025-2	5.740%	10/15/2031	120	122
[4]	CarMax Auto Owner Trust Class D Series 2025-3	5.220%	5/17/2032	140	140
[4]	CarMax Auto Owner Trust Class D Series 2025-4	5.110%	5/17/2032	70	70
[4]	CarMax Auto Owner Trust Class D Series 2026-1	4.930%	1/18/2033	90	89
[4]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/2027	61	60
[4]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/2049	95	94
[4]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/2050	110	108
[4,5]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/2050	210	208
[4,5]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/2050	90	88
[4,5]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/2050	160	157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/2049	40	22
[4,5]	CD Mortgage Trust Class C Series 2018-CD7	4.838%	8/15/2051	90	84
[3,4,5]	CENT Trust Class A Series 2025-CITY	4.920%	7/10/2040	480	483
[3,4]	Chase Auto Credit Linked Notes Class D Series 2025-1	5.047%	2/25/2033	189	189
[3,4]	Chase Auto Owner Trust Class A4 Series 2024-1A	5.050%	10/25/2029	250	253
[3,4]	Chase Auto Owner Trust Class B Series 2024-1A	5.160%	11/26/2029	70	71
[3,4]	Chase Auto Owner Trust Class B Series 2024-3A	5.280%	1/25/2030	170	173
[3,4]	Chase Auto Owner Trust Class B Series 2024-4A	5.230%	4/25/2030	280	284
[3,4]	Chase Auto Owner Trust Class C Series 2024-1A	5.360%	1/25/2030	70	71
[3,4]	Chase Auto Owner Trust Class C Series 2024-3A	5.410%	2/28/2030	110	112
[3,4]	Chase Auto Owner Trust Class C Series 2024-4A	5.460%	7/25/2030	300	306
[3,4]	Chase Auto Owner Trust Class C Series 2024-5A	4.620%	8/26/2030	160	160
[3,4]	Chase Auto Owner Trust Class C Series 2025-1A	4.930%	12/26/2030	120	121
[3,4]	Chase Auto Owner Trust Class C Series 2025-2A	4.530%	4/25/2031	80	79
[3,4]	Chase Auto Owner Trust Class D Series 2024-1A	5.870%	6/25/2031	100	102
[3,4]	Chase Auto Owner Trust Class D Series 2024-3A	5.870%	9/25/2031	350	357
[3,4]	Chase Auto Owner Trust Class D Series 2025-1A	5.240%	11/26/2032	250	251
[3,4]	Chase Auto Owner Trust Class D Series 2025-2A	5.030%	2/25/2033	250	248
[4,5]	CHL Mortgage Pass Through Trust Class 1A1 Series 2006-HYB1	4.682%	3/20/2036	47	44
[4,5]	CHL Mortgage Pass Through Trust Class 3A1 Series 2007-HYB2	4.135%	2/25/2047	56	52
[3,4,5]	CIFC Funding Ltd. Class A1 Series 2025-6A, TSFR3M + 1.250%	5.110%	10/23/2038	100	100
[3,4,5]	CIFC Funding Ltd. Class AR Series 2023-2A, TSFR3M + 1.130%	4.792%	1/21/2037	190	189
[3,4,5]	CIFC Funding Ltd. Class B Series 2025-6A, TSFR3M + 1.550%	5.410%	10/23/2038	180	180
[3,4,5]	CIFC Funding Ltd. Class BR Series 2023-2A, TSFR3M + 1.450%	5.112%	1/21/2037	550	549
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/2050	60	59
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/2050	195	192
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/2051	240	238
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-C7	3.102%	12/15/2072	850	804
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/2050	140	126
[4,5]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.336%	9/10/2058	100	86
[4,5]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.251%	9/15/2050	50	41
[4,5]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	4.972%	7/25/2037	29	26
[3,4]	Citizens Auto Receivables Trust Class A4 Series 2024-1	5.030%	10/15/2030	150	151
[3,4]	CLI Funding IX LLC Class A Series 2024-1A	5.630%	7/20/2049	804	806
[3,4]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/2046	25	24
[3,4]	Compass Datacenters Issuer II LLC Class A1 Series 2025-2A	4.926%	11/25/2050	1,040	1,024
[3,4]	Compass Datacenters Issuer III LLC Class A2 Series 2025-3A	5.286%	7/25/2050	1,310	1,297
[3,4]	Compass Datacenters Issuer III LLC Class A21 Series 2026-1A	4.897%	2/25/2056	860	853
[3,4]	Compass Datacenters Issuer III LLC Class A22 Series 2026-1A	5.289%	2/25/2056	510	499
[3,4]	Concord Music Royalties LLC Class A2 Series 2025-1A	5.507%	7/20/2075	1,490	1,493
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C17	2.763%	9/15/2052	60	57
[4]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/2049	123	122
[4,5]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.130%	8/15/2048	114	110
[3,4]	DB Master Finance LLC Class A23 Series 2019-1A	4.352%	5/20/2049	243	240
[3,4]	DB Master Finance LLC Class A2I Series 2025-1A	4.891%	8/20/2055	728	721
[4]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/2050	130	128
[4]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/2053	520	465
[3,4]	Dell Equipment Finance Trust Class B Series 2024-2	4.820%	8/22/2030	100	101
[3,4]	Dell Equipment Finance Trust Class C Series 2024-2	4.990%	8/22/2030	100	101
[3,4]	Dell Equipment Finance Trust Class C Series 2025-2	4.530%	3/24/2031	130	130
[3,4]	Dell Equipment Finance Trust Class D Series 2024-2	5.290%	2/24/2031	100	101
[3,4]	Dell Equipment Finance Trust Class D Series 2025-1	5.640%	8/22/2031	100	101
[3,4]	Dell Equipment Finance Trust Class D Series 2025-2	4.830%	3/22/2032	170	169
[3,4]	DLLAA LLC Class A4 Series 2023-1A	5.730%	10/20/2031	110	112
[3,4]	DLLST LLC Class A4 Series 2024-1A	4.930%	4/22/2030	50	50
[3,4]	Domino's Pizza Master Issuer LLC Class A2 Series 2019-1A	3.668%	10/25/2049	787	756
[3,4]	Domino's Pizza Master Issuer LLC Class A2I Series 2025-1A	4.930%	7/25/2055	1,540	1,534
[4]	Drive Auto Receivables Trust Class C Series 2024-1	5.430%	11/17/2031	560	565
[4]	Drive Auto Receivables Trust Class C Series 2024-2	4.670%	5/17/2032	760	763
[4]	Drive Auto Receivables Trust Class D Series 2024-2	4.940%	5/17/2032	1,110	1,113
[4]	Drive Auto Receivables Trust Class D Series 2025-1	5.410%	9/15/2032	1,910	1,919
[4]	Drive Auto Receivables Trust Class D Series 2025-2	4.900%	12/15/2032	850	846
[3,4,5]	Dryden 113 CLO Ltd. Class AR3 Series 2022-113A, TSFR3M + 1.090%	4.762%	10/15/2037	130	130
[3,4,5]	Dryden 90 CLO Ltd. Class A1R Series 2021-90A, TSFR3M + 1.250%	4.903%	11/15/2038	400	400
[3,4,5]	Dryden 90 CLO Ltd. Class BR Series 2021-90A, TSFR3M + 1.600%	5.253%	11/15/2038	450	450
[3,4,5]	Durst Commercial Mortgage Trust Class A Series 2025-151	4.802%	8/10/2042	210	212
[3,4,5]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, SOFR30A + 0.914%	4.576%	10/25/2056	94	94
[3,4]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/2038	29	28
[3,4,5]	Elmwood CLO 21 Ltd. Class AR2 Series 2022-8A, TSFR3M + 1.220%	4.892%	10/15/2038	300	300
[3,4,5]	Elmwood CLO 21 Ltd. Class AR2 Series 2022-8A, TSFR3M + 1.550%	5.222%	10/15/2038	230	230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Enterprise Fleet Financing LLC Class A4 Series 2024-3	5.060%	3/20/2031	170	172
[3,4]	Evergreen Credit Card Trust Class B Series 2025-CRT5	5.240%	5/15/2029	200	202
[3,4]	Evergreen Credit Card Trust Class C Series 2025-CRT5	5.530%	5/15/2029	190	191
[4]	Exeter Automobile Receivables Trust Class C Series 2025-5A	4.680%	3/15/2032	270	269
[4]	Exeter Automobile Receivables Trust Class D Series 2025-5A	5.160%	3/15/2032	750	744
[4]	Exeter Automobile Receivables Trust Class D Series 2026-1A	5.000%	5/17/2032	1,300	1,287
[4]	Exeter Select Automobile Receivables Trust Class B Series 2025-2	4.630%	11/17/2031	60	60
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Class 1A1 Series 2026-R02, SOFR30A + 0.950%	4.612%	2/25/2046	482	482
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	4.662%	5/25/2044	164	164
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R06, SOFR30A + 1.150%	4.812%	9/25/2044	442	442
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R01, SOFR30A + 0.950%	4.612%	1/25/2045	348	347
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R02, SOFR30A + 1.000%	4.662%	2/25/2045	362	362
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R06, SOFR30A + 0.900%	4.562%	9/25/2045	342	341
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	5.362%	7/25/2043	34	34
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	4.712%	1/25/2044	420	420
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	4.762%	2/25/2044	41	41
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2024-R05, SOFR30A + 1.000%	4.662%	7/25/2044	544	543
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R05, SOFR30A + 1.000%	4.662%	7/25/2045	486	486
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	5.612%	9/25/2043	114	115
[3,4]	FCCU Auto Receivables Trust Class A4 Series 2025-1A	5.180%	5/15/2031	230	233
[3,4,5,6]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class A1 Series 2025-DNA3, SOFR30A + 0.950%	4.612%	9/25/2045	240	240
[4,5]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR3	3.704%	11/25/2036	26	13
[4,5]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR4	4.442%	1/25/2037	57	25
[3,4]	First Investors Auto Owner Trust Class C Series 2025-1A	4.750%	12/15/2031	260	260
[3,4]	First Investors Auto Owner Trust Class C Series 2026-1	5.380%	7/15/2032	510	510
[3,4]	First Investors Auto Owner Trust Class D Series 2025-1A	5.220%	12/15/2033	200	200
[3,4]	First Investors Auto Owner Trust Class D Series 2026-1	5.800%	4/17/2034	560	560
[4,5]	Five Mortgage Trust Class A3 Series 2023-V1	5.668%	2/10/2056	50	51
[3,4,5]	Flatiron CLO 24 Ltd. Class A1R Series 2023-2A, TSFR3M + 1.190%	4.783%	1/15/2039	230	230
[3,4,5]	Flatiron CLO 24 Ltd. Class BR Series 2023-2A, TSFR3M + 1.400%	4.993%	1/15/2039	200	200
[4]	Ford Credit Auto Lease Trust Class B Series 2025-A	4.960%	2/15/2029	170	171
[3,4]	Ford Credit Auto Owner Trust Class B Series 2024-1	5.240%	8/15/2036	530	541
[4]	Ford Credit Auto Owner Trust Class B Series 2024-D	4.880%	9/15/2030	160	162
[3,4]	Ford Credit Auto Owner Trust Class B Series 2025-2	4.670%	2/15/2038	400	401
[3,4]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/2033	200	200
[4]	Ford Credit Auto Owner Trust Class C Series 2023-C	6.370%	5/15/2031	490	503
[3,4]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-3	4.500%	9/15/2029	490	491
[3,4]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-4	4.610%	9/15/2031	200	200
[3,4]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-1	5.480%	4/15/2029	620	627
[3,4]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-2	5.560%	4/15/2031	430	441
[4]	Ford Credit Floorplan Master Owner Trust Class B Series 2025-1	4.840%	4/15/2030	370	372
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2023-HQA3, SOFR30A + 1.850%	5.512%	11/25/2043	145	146
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	5.012%	2/25/2044	1,353	1,353
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA2, SOFR30A + 1.250%	4.912%	5/25/2044	759	759
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	4.712%	10/25/2044	69	69
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA1, SOFR30A + 1.250%	4.912%	3/25/2044	439	440
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA2, SOFR30A + 1.250%	4.912%	8/25/2044	768	768
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA1, SOFR30A + 0.950%	4.612%	1/25/2045	111	111
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA2, SOFR30A + 1.100%	4.762%	5/25/2045	356	357
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-HQA1, SOFR30A + 0.950%	4.612%	2/25/2045	224	224
[3,4,5]	GGP Trust Class A Series 2026-TY	4.670%	3/5/2043	640	632
[4]	GM Financial Automobile Leasing Trust Class B Series 2025-1	4.890%	2/20/2029	410	413
[4]	GM Financial Automobile Leasing Trust Class C Series 2025-2	5.040%	10/22/2029	320	322
[4]	GM Financial Automobile Leasing Trust Class C Series 2025-3	4.600%	1/21/2030	220	220
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-1	5.160%	8/16/2029	90	91
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-2	5.280%	10/16/2029	130	132
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-3	5.390%	1/16/2030	300	305
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-4	4.670%	5/16/2030	100	101
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2025-1	5.000%	8/16/2030	60	61
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2025-3	4.730%	1/18/2033	70	70
[3,4]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/2034	60	59
[3,4]	GM Financial Revolving Receivables Trust Class B Series 2023-2	6.210%	8/11/2036	150	156
[3,4]	GM Financial Revolving Receivables Trust Class B Series 2024-1	5.230%	12/11/2036	210	214
[3,4]	GM Financial Revolving Receivables Trust Class B Series 2025-1	4.800%	12/11/2037	110	111
[3,4]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/2034	100	99
[3,4]	GM Financial Revolving Receivables Trust Class C Series 2025-1	5.000%	12/11/2037	780	787
[4,5]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	3.723%	11/19/2035	5	5
[3,4]	GMF Floorplan Owner Revolving Trust Class A Series 2023-2	5.340%	6/15/2030	300	306
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-2A	5.350%	3/15/2031	120	122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-4A	4.980%	11/15/2029	260	262
[3,4]	GMF Floorplan Owner Revolving Trust Class C Series 2025-2A	4.960%	3/15/2030	210	211
[3,4,5,7]	Goldentree Loan Management U.S. CLO 28 Ltd. Class A Series 2026-28A, TSFR3M + 1.170%	4.837%	10/20/2039	340	340
[3,4,5,7]	Goldentree Loan Management U.S. CLO 28 Ltd. Class B Series 2026-28A, TSFR3M + 1.400%	5.067%	10/20/2039	320	320
[3,4,5,8]	Goldentree Loan Management U.S. CLO 9 Ltd. Class BR2 Series 2021-9A, TSFR3M + 1.600%	1.000%	4/20/2037	150	150
[4]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/2050	75	74
[4,5]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/2051	10	10
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/2052	200	196
[4,5]	GS Mortgage Securities Trust Class A5 Series 2018-GS10	4.155%	7/10/2051	100	99
[4]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/2053	1,280	1,173
[4]	GS Mortgage Securities Trust Class AS Series 2020-GC47	2.731%	5/12/2053	60	55
[4,5]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.318%	9/10/2047	410	359
[4,5]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.250%	10/10/2048	110	38
[3,4]	Hertz Vehicle Financing III LLC Class A Series 2025-5A	4.620%	5/25/2030	440	439
[3,4]	Hertz Vehicle Financing III LLC Class A Series 2025-6A	4.890%	5/25/2032	520	520
[3,4]	Hertz Vehicle Financing III LLC Class A Series 2025-6A	5.820%	5/25/2032	270	267
[3,4]	Hertz Vehicle Financing III LLC Class B Series 2024-1A	6.120%	1/25/2029	420	427
[3,4]	Hertz Vehicle Financing III LLC Class C Series 2024-1A	6.700%	1/25/2029	260	264
[3,4]	Hertz Vehicle Financing III LLC Class C Series 2025-5A	5.500%	5/25/2030	190	188
[3,4]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/2031	130	131
[3,4]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/2031	240	241
[3,4]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/2031	410	414
[3,4]	HPEFS Equipment Trust Class C Series 2025-1A	4.790%	9/20/2032	260	261
[3,4]	HPEFS Equipment Trust Class C Series 2025-2A	4.410%	11/22/2032	150	149
[3,4]	HPEFS Equipment Trust Class D Series 2024-1A	5.820%	11/20/2031	310	313
[3,4]	HPEFS Equipment Trust Class D Series 2024-2A	5.820%	4/20/2032	210	213
[3,4]	HPEFS Equipment Trust Class D Series 2025-1A	4.990%	3/21/2033	450	451
[3,4]	HPEFS Equipment Trust Class D Series 2025-2A	4.770%	5/20/2033	210	208
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/2032	155	157
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/2032	276	278
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-1	4.957%	3/21/2033	677	679
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-2	4.835%	9/20/2033	1,088	1,090
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2026-1	4.503%	2/20/2034	800	796
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2025-A	5.150%	6/15/2029	220	222
[4]	Hyundai Auto Receivables Trust Class A Series 2025-A	4.760%	6/15/2032	510	514
[4]	Hyundai Auto Receivables Trust Class B Series 2023-C	6.010%	12/17/2029	540	555
[4]	Hyundai Auto Receivables Trust Class B Series 2024-B	5.040%	9/16/2030	250	254
[4]	Hyundai Auto Receivables Trust Class B Series 2024-C	4.670%	1/15/2031	100	101
[4]	Hyundai Auto Receivables Trust Class B Series 2025-A	4.610%	4/15/2031	180	181
[4]	Hyundai Auto Receivables Trust Class C Series 2024-A	5.270%	7/15/2031	240	244
[4]	Hyundai Auto Receivables Trust Class C Series 2024-B	5.290%	10/15/2031	470	479
[4]	Hyundai Auto Receivables Trust Class C Series 2024-C	4.860%	2/17/2032	270	273
[4]	Hyundai Auto Receivables Trust Class C Series 2025-B	4.920%	7/15/2032	310	312
[4]	Hyundai Auto Receivables Trust Class C Series 2025-C	4.370%	1/18/2033	460	458
[3,4,5]	INT Commercial Mortgage Trust Class A Series 2025-PLAZA	4.554%	11/5/2037	140	140
[3,4]	Jersey Mike's Funding LLC Class A2I Series 2026-1A	4.952%	2/15/2056	820	809
[3,4,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.583%	11/15/2043	15	15
[4]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/2050	250	247
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/2050	200	199
[4]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/2050	160	157
[3,4]	LAD Auto Receivables Trust Class A4 Series 2024-3A	4.600%	12/17/2029	200	201
[3,4]	LAD Auto Receivables Trust Class B Series 2024-2A	5.500%	7/16/2029	120	122
[3,4]	LAD Auto Receivables Trust Class B Series 2024-3A	4.740%	1/15/2030	220	221
[3,4]	LAD Auto Receivables Trust Class C Series 2024-2A	5.660%	10/15/2029	70	71
[3,4]	LAD Auto Receivables Trust Class C Series 2024-3A	4.930%	3/15/2030	180	181
[3,4]	LAD Auto Receivables Trust Class C Series 2025-1A	5.110%	7/15/2030	230	233
[3,4]	LAD Auto Receivables Trust Class C Series 2025-2A	4.700%	8/16/2032	140	140
[3,4]	LAD Auto Receivables Trust Class C Series 2025-3A	4.600%	3/15/2033	250	249
[3,4]	LAD Auto Receivables Trust Class D Series 2024-2A	6.370%	10/15/2031	60	62
[3,4]	LAD Auto Receivables Trust Class D Series 2024-3A	5.180%	2/17/2032	120	120
[3,4]	LAD Auto Receivables Trust Class D Series 2025-1A	5.520%	5/17/2032	480	486
[3,4]	LAD Auto Receivables Trust Class D Series 2025-2A	5.010%	12/15/2032	140	140
[3,4,5]	LBTY Commercial Mortgage Trust Class A Series 2026-225L	4.593%	2/10/2043	380	375
[3,4,5]	Lighthouse Park CLO Ltd. Class A Series 2025-1A, TSFR3M + 1.110%	5.031%	10/24/2037	240	240
[3,4,5]	Lighthouse Park CLO Ltd. Class B Series 2025-1A, TSFR3M + 1.450%	5.371%	10/24/2037	610	609
[3,4]	Lyra Music Assets Delaware LP Class A2 Series 2025-1A	5.604%	9/20/2065	1,010	1,016
[3,4]	M&T Bank Auto Receivables Trust Class A4 Series 2024-1A	5.150%	2/17/2032	310	315
[3,4]	M&T Bank RV Trust Class A Series 2026-1A	4.350%	1/15/2046	823	814
[4,5]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	6.625%	7/25/2033	1	1
[4,5]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, TSFR6M + 1.928%	5.549%	2/25/2033	3	3

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/2052	75	74
[4,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	3.951%	7/15/2046	70	65
[4]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/2050	47	47
[3,4]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/2032	175	162
[4,5]	Morgan Stanley Capital I Trust Class A4 Series 2018-L1	4.407%	10/15/2051	220	219
[4]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/2052	260	246
[4,5]	Morgan Stanley Capital I Trust Class AS Series 2018-L1	4.637%	10/15/2051	390	384
[4,5]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	5.634%	6/25/2036	24	23
[3,4]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/2030	188	180
[3,4]	Navient Education Loan Trust Class A Series 2025-A	5.020%	7/15/2055	602	603
[3,4]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/2059	2	2
[3,4]	Navient Refinance Loan Trust Class A Series 2025-C	4.800%	10/15/2055	488	485
[3,4]	Navient Refinance Loan Trust Class A Series 2026-A	4.500%	1/18/2056	460	455
[3,4,5]	Navient Student Loan Trust Class A1B Series 2023-BA, SOFR30A + 1.700%	5.372%	3/15/2072	36	36
[3,4]	Nelnet Student Loan Trust Class A1A Series 2025-DA	4.650%	8/20/2054	441	435
[3,4,5]	Nelnet Student Loan Trust Class A1B Series 2026-A, SOFR30A + 1.300%	4.973%	2/21/2061	1,122	1,126
[3,4]	Nelnet Student Loan Trust Class B Series 2025-DA	4.860%	8/20/2054	520	513
[3,4]	Nelnet Student Loan Trust Class B Series 2026-A	4.780%	2/21/2061	1,610	1,591
[4]	Nissan Auto Lease Trust Class B Series 2025-A	5.030%	2/15/2029	180	181
[4]	Nissan Auto Lease Trust Class C Series 2025-B	4.810%	11/15/2029	190	190
[3,4,5]	NYC Commercial Mortgage Trust Class A Series 2025-28L	4.668%	11/5/2038	110	110
[3,4,5]	OCP Aegis CLO Ltd. Class AR Series 2024-39A, TSFR3M + 1.090%	4.762%	4/16/2038	180	179
[3,4,5]	OCP Aegis CLO Ltd. Class B1R Series 2024-39A, TSFR3M + 1.400%	5.072%	4/16/2038	240	239
[3,4,5]	OCP CLO Ltd. Class AR Series 2023-30A, TSFR3M + 1.210%	4.879%	1/24/2039	280	280
[3,4,5]	OCP CLO Ltd. Class BR Series 2023-30A, TSFR3M + 1.550%	5.219%	1/24/2039	170	170
[3,4,5]	Octagon 57 Ltd. Class AR Series 2021-1A, TSFR3M + 1.070%	4.742%	10/15/2034	230	230
[3,4,5]	Octagon 57 Ltd. Class B1R Series 2021-1A, TSFR3M + 1.450%	5.122%	10/15/2034	310	309
[3,4]	Onemain Financial Issuance Trust Class A Series 2025-1A	4.820%	7/14/2038	2,510	2,515
[3,4]	Onemain Financial Issuance Trust Class B Series 2025-1A	5.050%	7/14/2038	280	281
[3,4]	PenFed Auto Receivables Owner Trust Class C Series 2025-A	4.670%	2/17/2032	70	70
[3,4]	PenFed Auto Receivables Owner Trust Class D Series 2025-A	5.070%	10/17/2033	70	69
[3,4]	PFS Financing Corp. Class B Series 2025-F	4.670%	8/15/2030	340	340
[3,4]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/2039	104	103
[3,4]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/2039	93	93
[3,4]	Progress Residential Trust Class A Series 2024-SFR1	3.350%	2/17/2041	336	323
[3,4]	Progress Residential Trust Class A Series 2024-SFR2	3.300%	4/17/2041	287	275
[3,4]	Progress Residential Trust Class A Series 2024-SFR3	3.000%	6/17/2041	439	415
[3,4]	Progress Residential Trust Class A Series 2024-SFR4	3.100%	7/17/2041	788	747
[3,4]	Progress Residential Trust Class A Series 2024-SFR5	3.000%	8/9/2029	1,108	1,046
[3,4]	Progress Residential Trust Class A Series 2025-SFR1	3.400%	2/17/2042	985	938
[3,4]	Progress Residential Trust Class A Series 2025-SFR2	3.305%	4/17/2042	378	356
[3,4]	Progress Residential Trust Class A Series 2025-SFR3	3.390%	7/17/2042	780	737
[3,4]	Progress Residential Trust Class A Series 2025-SFR6	4.000%	12/17/2042	460	444
[3,4]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/2039	100	99
[3,4]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/2039	100	100
[3,4]	Progress Residential Trust Class B Series 2025-SFR1	3.650%	2/17/2042	170	162
[3,4]	Progress Residential Trust Class B Series 2025-SFR3	3.390%	7/17/2042	320	298
[3,4]	Progress Residential Trust Class B Series 2025-SFR6	4.000%	12/17/2042	340	321
[3,4]	QTS Issuer ABS II LLC Class A2 Series 2026-1A	5.364%	1/5/2056	1,650	1,613
[3,4]	QTS Issuer ABS II LLC Class A2 Series 2026-4A	5.704%	3/5/2056	1,020	1,020
[3,4]	RCKT Trust Class B Series 2025-1A	4.990%	7/25/2034	100	100
[3,4]	RCKTL Class A Series 2025-2A	4.600%	11/27/2034	100	100
[3,4,5]	Red Oak Funding Master Trust Class A Series 2025-1A, SOFR30A + 2.000%	5.673%	12/20/2030	260	261
[3,4]	Retained Vantage Data Centers Issuer LLC Class A2A Series 2025-1A	5.091%	8/15/2050	850	831
[4,5]	RFMSI Trust Class 2A1 Series 2006-SA2	5.492%	8/25/2036	106	71
[4,5]	RFMSI Trust Class 2A1 Series 2006-SA3	6.083%	9/25/2036	35	18
[3,4]	RKTL Trust Class B Series 2026-1A	4.330%	2/26/2035	100	99
[3,4,5,7,8]	Rowe CLO Ltd. Class A1 Series 2026-1A, TSFR3M + 1.230%	1.000%	4/20/2039	410	410
[3,4,5,7,8]	Rowe CLO Ltd. Class B Series 2026-1A, TSFR3M + 1.550%	1.000%	4/20/2039	330	330
[3,4,5]	RR 44 Ltd. Class A1A Series 2026-44A, TSFR3M + 1.170%	4.842%	4/15/2041	290	289
[3,4,5]	RR 44 Ltd. Class A2 Series 2026-44A, TSFR3M + 1.400%	5.072%	4/15/2041	340	340
[3,4]	Sabey Data Center Issuer LLC Class A2 Series 2026-1	5.482%	1/20/2051	1,030	1,022
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/2033	105	107
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/2032	206	208
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/2033	105	107
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-B	5.483%	1/18/2033	196	198
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2025-A	5.151%	1/16/2034	250	250
[4]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/2030	67	67
[4]	Santander Drive Auto Receivables Trust Class C Series 2023-6	6.400%	3/17/2031	260	267
[4]	Santander Drive Auto Receivables Trust Class C Series 2024-1	5.450%	3/15/2030	180	182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Santander Drive Auto Receivables Trust Class C Series 2024-2	5.840%	6/17/2030	330	336
[4]	Santander Drive Auto Receivables Trust Class C Series 2024-3	5.640%	8/15/2030	950	965
[4]	Santander Drive Auto Receivables Trust Class C Series 2024-5	4.780%	1/15/2031	1,190	1,196
[4]	Santander Drive Auto Receivables Trust Class D Series 2024-2	6.280%	8/15/2031	360	370
[4]	Santander Drive Auto Receivables Trust Class D Series 2024-3	5.970%	10/15/2031	1,010	1,034
[4]	Santander Drive Auto Receivables Trust Class D Series 2024-5	5.140%	2/17/2032	1,910	1,920
[4]	Santander Drive Auto Receivables Trust Class D Series 2025-1	5.430%	3/17/2031	370	374
[4]	Santander Drive Auto Receivables Trust Class D Series 2025-2	5.470%	5/15/2031	1,590	1,608
[4]	Santander Drive Auto Receivables Trust Class D Series 2025-3	5.110%	9/15/2031	1,790	1,794
[4]	Santander Drive Auto Receivables Trust Class D Series 2025-4	4.950%	1/15/2032	270	268
[3,4]	SBNA Auto Receivables Trust Class C Series 2024-A	5.590%	1/15/2030	210	213
[3,4]	SBNA Auto Receivables Trust Class D Series 2024-A	6.040%	4/15/2030	210	214
[3,4]	SBNA Auto Receivables Trust Class D Series 2025-SF1	5.340%	9/15/2031	130	130
[3,4]	SCCU Auto Receivables Trust Class A4 Series 2023-1A	5.700%	8/15/2029	50	51
[3,4]	SCCU Auto Receivables Trust Class A4 Series 2024-1A	5.160%	5/15/2030	140	142
[3,4]	SCCU Auto Receivables Trust Class A4 Series 2025-1A	4.680%	9/15/2031	120	121
[3,4]	Securitized Term Auto Receivables Trust Class B Series 2025-A	5.038%	7/25/2031	76	77
[3,4]	Securitized Term Auto Receivables Trust Class C Series 2025-A	5.185%	7/25/2031	33	33
[3,4]	Securitized Term Auto Receivables Trust Class C Series 2025-B	5.121%	12/29/2032	68	68
[3,4]	Securitized Term Auto Receivables Trust Class D Series 2025-B	5.463%	12/29/2032	48	48
[3,4]	Securitized Term Auto Receivables Trust Class D Series 2026-A	4.873%	3/25/2033	156	156
[3,4]	SFS Auto Receivables Securitization Trust Class A4 Series 2024-2A	5.260%	8/20/2030	160	163
[3,4]	SFS Auto Receivables Securitization Trust Class B Series 2024-1A	5.380%	1/21/2031	160	162
[3,4]	SFS Auto Receivables Securitization Trust Class B Series 2024-2A	5.410%	8/20/2030	190	193
[3,4]	SFS Auto Receivables Securitization Trust Class B Series 2024-3A	4.760%	11/20/2031	270	271
[3,4]	SFS Auto Receivables Securitization Trust Class B Series 2025-1A	5.110%	2/20/2031	70	71
[3,4]	SFS Auto Receivables Securitization Trust Class B Series 2025-2A	4.850%	7/21/2031	160	161
[3,4]	SFS Auto Receivables Securitization Trust Class C Series 2024-1A	5.510%	1/20/2032	220	224
[3,4]	SFS Auto Receivables Securitization Trust Class C Series 2024-2A	5.540%	2/20/2032	220	224
[3,4]	SFS Auto Receivables Securitization Trust Class C Series 2024-3A	4.980%	10/20/2032	440	443
[3,4]	SFS Auto Receivables Securitization Trust Class C Series 2025-1A	5.200%	10/20/2032	430	433
[3,4]	SFS Auto Receivables Securitization Trust Class C Series 2025-2A	5.050%	4/20/2033	680	683
[3,4]	SFS Auto Receivables Securitization Trust Class C Series 2025-3A	4.640%	11/21/2033	600	593
[3,4]	SMB Private Education Loan Trust Class A1A Series 2026-A	4.680%	12/15/2053	620	612
[3,4]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/2035	2	2
[3,4]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/2037	61	60
[3,4]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/2035	95	95
[3,4]	SoFi Consumer Loan Program LLC Class C Series 2025-4	4.910%	8/25/2035	190	189
[3,4]	SoFi Consumer Loan Program Trust Class C Series 2026-1	4.740%	12/26/2035	320	318
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2025-AA	5.080%	8/20/2029	400	402
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2025-BA	4.710%	1/22/2030	280	279
[3,4]	Subway Funding LLC Class A2I Series 2024-1A	6.028%	7/30/2054	1,758	1,769
[3,4]	Switch ABS Issuer LLC Class A21 Series 2025-2A	5.121%	10/25/2055	750	732
[3,4]	Taco Bell Funding LLC Class A2I Series 2025-1A	4.821%	8/25/2055	1,720	1,694
[3,4]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/2029	190	192
[3,4]	Tesla Electric Vehicle Trust Class B Series 2023-1	5.820%	5/20/2031	190	193
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Class B Series 2025-A	4.790%	6/20/2029	230	230
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Class C Series 2025-A	5.090%	6/20/2029	360	361
[3,4]	TIF Funding III LLC Class A Series 2024-2A	5.540%	7/20/2049	871	874
[3,4]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/2036	540	501
[3,4]	Trafigura Securitisation Finance plc Class A2 Series 2024-1A	5.980%	11/15/2027	820	811
[3,4]	Tricon Residential Trust Class A Series 2024-SFR4	4.300%	11/17/2041	592	580
[3,4]	Tricon Residential Trust Class B Series 2024-SFR4	4.650%	11/17/2041	240	236
[3,4]	Trinity Rail Leasing LLC Class A Series 2024-1A	5.780%	5/19/2054	588	588
[3,4]	Trinity Rail Leasing LLC Class A Series 2025-1A	5.090%	10/19/2055	326	324
[3,4]	Truist Bank Auto Credit-Linked Notes Class B Series 2025-1	4.728%	9/26/2033	786	786
[4]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/2050	210	207
[3,4]	US Bank C&I Credit-Linked Notes Class B1 Series 2025-SUP2	4.818%	9/25/2032	592	593
[3,4]	US Bank NA Class B Series 2025-SUP1	5.582%	2/25/2032	752	755
[3,4]	US Bank NA Class B1 Series 2026-RVM1	4.959%	12/25/2046	1,680	1,672
[3,4]	US Bank NA Class C Series 2026-RVM1	5.595%	12/25/2046	310	309
[3,4]	Vantage Data Centers Issuer LLC Class A2 Series 2025-2A	5.239%	11/15/2055	1,920	1,891
[3,4]	Vantage Data Centers LLC Class A2 Series 2025-1A	5.132%	8/15/2055	1,870	1,830
[3,4]	VB-S1 Issuer LLC Class C2 Series 2026-1A	4.693%	3/15/2056	730	717
[3,4]	Verizon Master Trust Class B Series 2024-2	5.080%	12/22/2031	380	386
[3,4]	Verizon Master Trust Class B Series 2024-5	5.250%	6/21/2032	810	828
[3,4]	Verizon Master Trust Class B Series 2025-4	5.020%	3/21/2033	600	608
[3,4]	Verizon Master Trust Class B Series 2025-6	4.850%	6/21/2033	310	312
[3,4]	Verizon Master Trust Class C Series 2023-6	5.050%	9/22/2031	500	505
[3,4]	Verizon Master Trust Class C Series 2024-2	5.320%	12/22/2031	470	479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Verizon Master Trust Class C Series 2024-7	4.840%	8/20/2032	270	272
[4]	Verizon Master Trust Class C Series 2024-8	4.990%	11/20/2030	230	232
[4]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/2031	70	71
[3,4]	Verizon Master Trust Class C Series 2025-4	5.200%	3/21/2033	320	325
[4]	Verizon Master Trust Class C Series 2025-5	4.840%	6/20/2031	250	251
[3,4]	Verizon Master Trust Class C Series 2025-6	5.060%	6/21/2033	180	182
[3,4]	Verizon Master Trust Class C Series 2025-8	4.600%	8/22/2033	190	188
[3,4,5]	Voya CLO 2022-3 Ltd. Class A1R2 Series 2022-3A, TSFR3M + 1.130%	4.798%	10/20/2036	340	339
[4,5]	WaMu Mortgage Pass Through Certificates Trust Class 1A7 Series 2003-AR9	5.302%	9/25/2033	3	3
[4,5]	WaMu Mortgage Pass Through Certificates Trust Class A Series 2002-AR18	5.799%	1/25/2033	2	2
[4,5]	WaMu Mortgage Pass Through Certificates Trust Class A7 Series 2003-AR7	5.623%	8/25/2033	2	2
[3,4,5]	Wellington Management CLO 1 Ltd. Class AR Series 2023-1A, TSFR3M + 1.230%	4.898%	10/20/2038	150	150
[3,4,5]	Wellington Management CLO 1 Ltd. Class AR Series 2023-1A, TSFR3M + 1.550%	5.218%	10/20/2038	150	150
[3,4,5]	Wells Fargo Commercial Mortgage Trust Class A Series 2026-1250B	4.833%	3/10/2041	240	238
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/2050	200	198
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/2050	117	115
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/2050	75	74
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/2060	75	74
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/2051	210	208
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/2051	90	89
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/2061	220	220
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C48	4.302%	1/15/2052	70	70
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/2050	151	101
[4,5]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.735%	9/15/2058	22	21
[4,5]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/2051	80	75
[4,5]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	6.487%	10/25/2036	28	26
[3,4]	Wendy's Funding LLC Class A2II Series 2018-1A	3.884%	3/15/2048	844	828
[3,4]	Wendy's Funding LLC Class A2II Series 2019-1A	4.080%	6/15/2049	202	194
[3,4]	Westlake Automobile Receivables Trust Class C Series 2026-1A	4.370%	6/16/2031	1,050	1,042
[3,4]	Westlake Automobile Receivables Trust Class D Series 2026-1A	4.750%	7/15/2031	590	584
[3,4]	Westlake Flooring Master Trust Class B Series 2025-1A	4.840%	10/15/2029	230	229
[3,4,5]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/2031	697	683
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/2047	179	155
[4,5]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/2047	90	40
[4]	World Omni Auto Receivables Trust Class B Series 2025-A	5.080%	11/15/2030	210	214
[4]	World Omni Auto Receivables Trust Class C Series 2024-A	5.310%	10/15/2030	180	182
[4]	World Omni Auto Receivables Trust Class C Series 2025-A	5.170%	10/15/2031	290	294
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $169,661)					169,506
Corporate Bonds (81.2%)
Communications (5.0%)
	Airbnb Inc.	4.400%	3/16/2029	1,000	999
	Airbnb Inc.	4.650%	3/16/2031	890	888
	Alphabet Inc.	3.700%	2/15/2029	930	922
	Alphabet Inc.	4.100%	2/15/2031	5,593	5,553
[3]	Altice France SA	6.500%	4/15/2032	74	70
	AMC Networks Inc.	4.250%	2/15/2029	7	6
[3]	AMC Networks Inc.	10.500%	7/15/2032	186	183
	AT&T Inc.	2.300%	6/1/2027	3,066	2,998
	AT&T Inc.	1.650%	2/1/2028	2,090	1,991
	AT&T Inc.	4.100%	2/15/2028	1,770	1,761
	AT&T Inc.	4.350%	3/1/2029	1,347	1,348
	AT&T Inc.	4.300%	2/15/2030	3,021	3,001
	AT&T Inc.	4.700%	8/15/2030	1,153	1,162
	AT&T Inc.	4.400%	4/30/2031	1,733	1,715
[3]	Black Pearl Compute LLC	6.125%	2/15/2031	30	31
	British Telecommunications plc	5.125%	12/4/2028	870	883
[3]	British Telecommunications plc	3.250%	11/8/2029	1,222	1,173
	British Telecommunications plc	9.625%	12/15/2030	240	287
[3]	Cable One Inc.	4.000%	11/15/2030	74	51
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	124	124
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/2030	80	76
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/2030	135	126
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/2031	15	14
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.000%	2/1/2033	55	55
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/2028	2,605	2,559
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/2028	4,070	4,032
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/2029	5,581	5,215
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/2029	1,228	1,234
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	8,367	8,666

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Cipher Compute LLC	7.125%	11/15/2030	55	57
	Comcast Corp.	3.150%	2/15/2028	1,141	1,119
	Comcast Corp.	5.100%	6/1/2029	1,320	1,351
	Comcast Corp.	3.400%	4/1/2030	2,900	2,785
[3]	CSC Holdings LLC	5.375%	2/1/2028	5	4
[3]	CSC Holdings LLC	11.250%	5/15/2028	5	4
[3]	CSC Holdings LLC	11.750%	1/31/2029	130	94
[3]	CSC Holdings LLC	4.125%	12/1/2030	70	42
[3]	CSC Holdings LLC	4.500%	11/15/2031	70	41
[3]	Directv Financing LLC	8.875%	2/1/2030	95	95
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/2027	19	19
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	10.000%	2/15/2031	150	153
[3]	DISH Network Corp.	11.750%	11/15/2027	194	200
	Expedia Group Inc.	4.625%	8/1/2027	2,811	2,813
[3]	Flash Compute LLC	7.250%	12/31/2030	45	45
	Fox Corp.	4.709%	1/25/2029	3,200	3,210
[3]	Frontier Communications Holdings LLC	5.000%	5/1/2028	80	80
	Meta Platforms Inc.	4.200%	11/15/2030	8,158	8,074
[3]	Midcontinent Communications	8.000%	8/15/2032	170	159
	Netflix Inc.	5.875%	11/15/2028	7,605	7,914
[3]	NTT Finance Corp.	4.567%	7/16/2027	479	480
[3]	NTT Finance Corp.	4.620%	7/16/2028	1,199	1,202
[3,8]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	55	57
[3,8]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	45	47
	Omnicom Group Inc.	4.200%	3/2/2029	1,090	1,078
	Omnicom Group Inc.	4.200%	6/1/2030	952	935
	Paramount Global	4.200%	6/1/2029	255	244
	Paramount Global	4.950%	1/15/2031	195	180
	Paramount Global	4.200%	5/19/2032	35	30
	Rogers Communications Inc.	5.000%	2/15/2029	3,440	3,475
	Rogers Communications Inc.	7.000%	4/15/2055	100	100
[3]	Scripps Escrow II Inc.	3.875%	1/15/2029	3	3
	Sprint Capital Corp.	6.875%	11/15/2028	4,820	5,095
[3,4]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	90	89
	Take-Two Interactive Software Inc.	3.700%	4/14/2027	990	980
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	900	908
	TCI Communications Inc.	7.125%	2/15/2028	37	39
	Telefonica Emisiones SA	4.103%	3/8/2027	841	837
[9]	Time Warner Cable LLC	5.750%	6/2/2031	400	520
	T-Mobile USA Inc.	3.750%	4/15/2027	6,127	6,090
	T-Mobile USA Inc.	2.050%	2/15/2028	795	763
	T-Mobile USA Inc.	4.950%	3/15/2028	2,422	2,448
	T-Mobile USA Inc.	4.800%	7/15/2028	775	782
	T-Mobile USA Inc.	4.850%	1/15/2029	2,630	2,659
	T-Mobile USA Inc.	2.625%	2/15/2029	190	181
	T-Mobile USA Inc.	3.375%	4/15/2029	1,406	1,363
	T-Mobile USA Inc.	4.200%	10/1/2029	2,015	2,001
	T-Mobile USA Inc.	3.875%	4/15/2030	910	886
	Uber Technologies Inc.	4.300%	1/15/2030	6,626	6,568
	Uber Technologies Inc.	4.150%	1/15/2031	1,845	1,804
[3]	Univision Communications Inc.	8.000%	8/15/2028	10	10
[3]	Univision Communications Inc.	7.375%	6/30/2030	10	10
[3]	Univision Communications Inc.	8.500%	7/31/2031	320	321
[3]	Univision Communications Inc.	9.375%	8/1/2032	65	67
	Verizon Communications Inc.	2.100%	3/22/2028	3,905	3,749
	Verizon Communications Inc.	4.016%	12/3/2029	4,713	4,649
	Verizon Communications Inc.	3.150%	3/22/2030	1,663	1,583
	Verizon Communications Inc.	2.550%	3/21/2031	1,807	1,641
[3]	WULF Compute LLC	7.750%	10/15/2030	95	100
					129,356
Consumer Discretionary (6.1%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/2028	180	176
[3]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/2028	35	35
[3]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/2029	15	15
[3]	Advance Auto Parts Inc.	7.000%	8/1/2030	280	284
	Amazon.com Inc.	3.850%	3/13/2028	9,610	9,571
	Amazon.com Inc.	4.000%	3/13/2029	3,850	3,830
	Amazon.com Inc.	4.100%	11/20/2030	905	894
	Amazon.com Inc.	4.250%	3/13/2031	9,380	9,309

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	80	78
	American Honda Finance Corp.	4.550%	7/9/2027	3,110	3,112
	American Honda Finance Corp.	4.900%	7/9/2027	1,875	1,884
	American Honda Finance Corp.	4.450%	10/22/2027	1,250	1,249
	American Honda Finance Corp.	4.150%	1/8/2029	2,255	2,227
	American Honda Finance Corp.	4.400%	9/5/2029	1,675	1,660
	American Honda Finance Corp.	4.450%	1/8/2031	1,470	1,441
	Asbury Automotive Group Inc.	4.500%	3/1/2028	15	15
	AutoZone Inc.	3.750%	6/1/2027	500	496
	AutoZone Inc.	4.500%	2/1/2028	2,040	2,045
	AutoZone Inc.	6.250%	11/1/2028	600	626
	AutoZone Inc.	3.750%	4/18/2029	970	950
	AutoZone Inc.	5.100%	7/15/2029	1,275	1,296
	Bath & Body Works Inc.	7.500%	6/15/2029	210	213
[3,10]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	47	50
[3]	Belron UK Finance plc	5.750%	10/15/2029	90	90
[3]	BMW US Capital LLC	4.150%	8/11/2027	870	868
[3]	BMW US Capital LLC	4.600%	8/13/2027	1,290	1,294
[3]	BMW US Capital LLC	4.500%	8/11/2030	2,205	2,182
	BorgWarner Inc.	4.950%	8/15/2029	450	455
[3]	Carnival Corp.	5.125%	5/1/2029	95	94
[3]	Carnival Corp.	5.875%	6/15/2031	70	71
[3]	Champ Acquisition Corp.	8.375%	12/1/2031	30	31
[3]	Churchill Downs Inc.	5.500%	4/1/2027	70	70
[3]	Churchill Downs Inc.	4.750%	1/15/2028	195	192
	Cornell University	4.169%	6/15/2030	440	437
	eBay Inc.	5.950%	11/22/2027	945	967
	eBay Inc.	4.250%	3/6/2029	1,335	1,329
	eBay Inc.	2.700%	3/11/2030	477	444
[3]	ERAC USA Finance LLC	5.000%	2/15/2029	1,448	1,472
[3]	Flutter Treasury DAC	5.875%	6/4/2031	435	430
	Ford Motor Co.	6.625%	10/1/2028	710	734
	Ford Motor Credit Co. LLC	5.800%	3/5/2027	2,055	2,066
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	1,285	1,294
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	1,395	1,394
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	1,120	1,106
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	235	230
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	4,320	4,458
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	400	384
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	1,025	1,056
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	1,765	1,829
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	570	577
	Ford Motor Credit Co. LLC	4.970%	4/6/2029	1,785	1,763
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	420	416
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	2,695	2,682
	General Motors Financial Co. Inc.	5.000%	4/9/2027	2,226	2,236
	General Motors Financial Co. Inc.	5.400%	5/8/2027	2,275	2,296
	General Motors Financial Co. Inc.	5.350%	7/15/2027	1,670	1,686
	General Motors Financial Co. Inc.	2.700%	8/20/2027	1,985	1,937
	General Motors Financial Co. Inc.	5.050%	4/4/2028	3,130	3,158
	General Motors Financial Co. Inc.	2.400%	4/10/2028	870	834
	General Motors Financial Co. Inc.	2.400%	10/15/2028	1,865	1,768
	General Motors Financial Co. Inc.	5.800%	1/7/2029	1,330	1,369
	General Motors Financial Co. Inc.	4.300%	4/6/2029	1,420	1,405
	General Motors Financial Co. Inc.	4.900%	10/6/2029	5,085	5,109
	General Motors Financial Co. Inc.	5.350%	1/7/2030	1,595	1,624
	General Motors Financial Co. Inc.	3.600%	6/21/2030	330	314
	General Motors Financial Co. Inc.	5.450%	7/15/2030	4,960	5,074
	General Motors Financial Co. Inc.	4.600%	1/8/2031	3,225	3,179
[3]	Gildan Activewear Inc.	4.700%	10/7/2030	845	836
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	195	185
[3]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/2029	50	50
	Hyatt Hotels Corp.	5.250%	6/30/2029	1,310	1,331
[3]	Light & Wonder International Inc.	7.500%	9/1/2031	70	72
[3]	Lithia Motors Inc.	4.625%	12/15/2027	95	94
[3]	Live Nation Entertainment Inc.	6.500%	5/15/2027	220	220
	Lowe's Cos. Inc.	3.950%	10/15/2027	4,450	4,436
	Lowe's Cos. Inc.	1.300%	4/15/2028	708	667
	Lowe's Cos. Inc.	1.700%	9/15/2028	355	334
	Lowe's Cos. Inc.	4.000%	10/15/2028	2,335	2,315

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	1.700%	10/15/2030	690	609
	Lowe's Cos. Inc.	4.250%	3/15/2031	8,015	7,876
	Marriott International Inc.	5.000%	10/15/2027	1,735	1,751
[3]	Men's Wearhouse LLC	9.000%	2/1/2031	10	10
[3]	Mercedes-Benz Finance North America LLC	4.125%	3/10/2028	3,185	3,170
[3]	Mercedes-Benz Finance North America LLC	4.800%	3/30/2028	2,190	2,206
[3]	Mercedes-Benz Finance North America LLC	5.100%	8/3/2028	2,415	2,451
	MGM Resorts International	6.125%	9/15/2029	170	172
	Mohawk Industries Inc.	5.850%	9/18/2028	450	463
[3]	NCL Corp. Ltd.	5.875%	1/15/2031	90	87
[3]	NCL Corp. Ltd.	6.750%	2/1/2032	50	50
	Newell Brands Inc.	6.375%	9/15/2027	105	106
[3]	Newell Brands Inc.	8.500%	6/1/2028	145	150
	Newell Brands Inc.	6.625%	9/15/2029	126	123
	Newell Brands Inc.	6.375%	5/15/2030	30	29
	Newell Brands Inc.	7.500%	4/1/2046	35	28
[3]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	45	44
[3]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	500	481
[11]	Renault SA	3.875%	9/30/2030	400	453
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.250%	7/15/2029	80	77
[3]	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Millennium Operations LLC	8.625%	1/15/2032	30	30
	Starbucks Corp.	4.500%	5/15/2028	1,800	1,803
[3]	Stellantis Finance US Inc.	5.625%	1/12/2028	1,126	1,136
[3]	Stellantis Finance US Inc.	5.350%	3/17/2028	1,800	1,811
[3]	Stellantis Finance US Inc.	5.750%	3/18/2030	390	388
[3]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	1,895	1,884
[3]	Stellantis Financial Services US Corp.	5.400%	9/15/2030	2,775	2,725
	Toll Brothers Finance Corp.	3.800%	11/1/2029	262	255
[5,12]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 1.150%	5.333%	9/17/2029	500	347
	Toyota Motor Credit Corp.	4.625%	1/12/2028	773	781
	Toyota Motor Credit Corp.	4.650%	1/5/2029	1,170	1,182
	Toyota Motor Credit Corp.	4.050%	3/13/2029	3,755	3,734
	Toyota Motor Credit Corp.	5.050%	5/16/2029	2,175	2,221
	Toyota Motor Credit Corp.	4.550%	8/9/2029	720	724
	Toyota Motor Credit Corp.	4.200%	1/10/2031	1,980	1,951
[3]	Vail Resorts Inc.	5.625%	7/15/2030	95	94
[3]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	465	464
[3]	Volkswagen Group of America Finance LLC	5.650%	9/12/2028	1,125	1,148
	Whirlpool Corp.	6.125%	6/15/2030	60	59
	Whirlpool Corp.	6.500%	6/15/2033	86	82
[3]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	280	274
[3]	ZF North America Capital Inc.	7.500%	3/24/2031	390	383
					158,212
Consumer Staples (4.6%)
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.500%	3/31/2031	25	25
	Altria Group Inc.	4.875%	2/4/2028	1,545	1,558
	Altria Group Inc.	6.200%	11/1/2028	380	396
	Altria Group Inc.	4.800%	2/14/2029	1,286	1,296
	Altria Group Inc.	4.500%	8/6/2030	1,317	1,311
	BAT Capital Corp.	4.700%	4/2/2027	3,335	3,342
	BAT Capital Corp.	3.557%	8/15/2027	8,167	8,078
	BAT Capital Corp.	2.259%	3/25/2028	5,115	4,912
	BAT Capital Corp.	4.906%	4/2/2030	1,270	1,284
	BAT Capital Corp.	6.343%	8/2/2030	2,665	2,844
	BAT International Finance plc	4.448%	3/16/2028	2,555	2,557
	BAT International Finance plc	5.931%	2/2/2029	8,275	8,586
[11]	British American Tobacco plc	3.750%	Perpetual	100	113
[11]	British American Tobacco plc	4.200%	Perpetual	348	393
	Campbell's Co.	4.150%	3/15/2028	1,090	1,078
[3]	Cargill Inc.	4.125%	10/23/2030	925	911
	Cencosud SA	4.375%	7/17/2027	400	399
	Clorox Co.	1.800%	5/15/2030	700	626
	Conagra Brands Inc.	1.375%	11/1/2027	592	563
	Conagra Brands Inc.	7.000%	10/1/2028	250	263
	Conagra Brands Inc.	4.850%	11/1/2028	1,340	1,341
	Constellation Brands Inc.	3.500%	5/9/2027	915	906
	Constellation Brands Inc.	4.350%	5/9/2027	2,270	2,268
	Constellation Brands Inc.	4.800%	1/15/2029	220	221
	Constellation Brands Inc.	3.150%	8/1/2029	350	335

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Constellation Brands Inc.	4.800%	5/1/2030	845	850
[3]	Energizer Holdings Inc.	4.750%	6/15/2028	110	108
[3]	Energizer Holdings Inc.	4.375%	3/31/2029	120	114
[3,11]	Froneri Lux FinCo Sarl	4.750%	8/1/2032	100	109
[3]	Imperial Brands Finance plc	4.500%	6/30/2028	540	540
[11]	JT International Financial Services BV	3.870%	9/4/2055	100	112
[3]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/2029	170	177
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	210	206
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	860	807
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	665	658
	Kraft Heinz Foods Co.	3.875%	5/15/2027	2,509	2,492
	Kraft Heinz Foods Co.	3.750%	4/1/2030	2,095	2,028
	Kroger Co.	2.200%	5/1/2030	1,280	1,169
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	150	149
[3]	Mars Inc.	4.600%	3/1/2028	9,135	9,188
[3]	Mars Inc.	4.800%	3/1/2030	7,885	7,967
	McCormick & Co. Inc.	3.400%	8/15/2027	600	593
	McCormick & Co. Inc.	4.150%	2/15/2029	730	723
	Mondelez International Inc.	4.125%	5/7/2028	1,155	1,148
	Mondelez International Inc.	4.500%	5/6/2030	1,785	1,778
[3]	Opal Bidco SAS	6.500%	3/31/2032	70	70
	Philip Morris International Inc.	4.375%	11/1/2027	845	847
	Philip Morris International Inc.	5.125%	11/17/2027	3,655	3,703
	Philip Morris International Inc.	4.875%	2/15/2028	3,555	3,594
	Philip Morris International Inc.	3.125%	3/2/2028	1,057	1,036
	Philip Morris International Inc.	4.125%	4/28/2028	2,510	2,505
	Philip Morris International Inc.	5.250%	9/7/2028	3,950	4,050
	Philip Morris International Inc.	3.875%	10/27/2028	2,055	2,037
	Philip Morris International Inc.	4.875%	2/13/2029	4,150	4,212
	Philip Morris International Inc.	3.375%	8/15/2029	435	421
	Philip Morris International Inc.	4.625%	11/1/2029	2,460	2,481
	Philip Morris International Inc.	5.625%	11/17/2029	205	213
	Philip Morris International Inc.	5.125%	2/15/2030	3,280	3,348
	Philip Morris International Inc.	4.375%	4/30/2030	1,725	1,717
	Philip Morris International Inc.	4.000%	10/29/2030	2,510	2,457
	Sysco Corp.	3.250%	7/15/2027	940	924
	Sysco Corp.	2.400%	2/15/2030	350	321
	Sysco Corp.	4.400%	7/25/2031	2,055	1,992
	Tyson Foods Inc.	3.550%	6/2/2027	3,455	3,423
	Tyson Foods Inc.	4.350%	3/1/2029	3,710	3,699
	Tyson Foods Inc.	5.400%	3/15/2029	230	236
[3]	US Foods Inc.	6.875%	9/15/2028	90	92
					119,900
Energy (5.9%)
[3]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	5.875%	6/30/2029	140	140
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/2027	1,955	1,928
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.050%	3/11/2029	1,580	1,571
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.350%	6/15/2031	3,530	3,485
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/2029	270	279
	Boardwalk Pipelines LP	4.800%	5/3/2029	255	256
	BP Capital Markets America Inc.	3.937%	9/21/2028	1,260	1,252
	BP Capital Markets America Inc.	4.234%	11/6/2028	295	295
	BP Capital Markets America Inc.	3.633%	4/6/2030	30	29
	BP Capital Markets plc	3.723%	11/28/2028	640	630
[11]	BP Capital Markets plc	3.625%	Perpetual	700	797
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	4,001	3,978
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	2,070	2,081
	Cheniere Energy Inc.	4.625%	10/15/2028	4,122	4,108
	Cheniere Energy Partners LP	4.000%	3/1/2031	1,760	1,690
[3]	Chord Energy Corp.	6.000%	10/1/2030	65	66
	Coterra Energy Inc.	3.900%	5/15/2027	912	906
	DCP Midstream Operating LP	5.625%	7/15/2027	58	59
	DCP Midstream Operating LP	5.125%	5/15/2029	3,031	3,079
	Devon Energy Corp.	4.500%	1/15/2030	580	578
[3]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/2030	77	81
	Diamondback Energy Inc.	5.200%	4/18/2027	827	834
	Diamondback Energy Inc.	3.500%	12/1/2029	3,189	3,076
	Diamondback Energy Inc.	5.150%	1/30/2030	1,220	1,246
	Ecopetrol SA	8.625%	1/19/2029	66	70

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Empresa Nacional del Petroleo	5.250%	11/6/2029	1,313	1,315
	Enbridge Inc.	5.250%	4/5/2027	1,120	1,129
	Enbridge Inc.	3.700%	7/15/2027	1,340	1,328
	Enbridge Inc.	6.000%	11/15/2028	1,495	1,552
	Enbridge Inc.	5.300%	4/5/2029	3,325	3,395
	Enbridge Inc.	3.125%	11/15/2029	1,035	986
	Enbridge Inc.	4.850%	3/27/2031	2,170	2,178
	Energy Transfer LP	4.400%	3/15/2027	3,630	3,629
	Energy Transfer LP	5.500%	6/1/2027	2,980	3,008
	Energy Transfer LP	4.000%	10/1/2027	741	736
	Energy Transfer LP	5.550%	2/15/2028	2,163	2,204
	Energy Transfer LP	4.950%	5/15/2028	2,355	2,376
	Energy Transfer LP	4.950%	6/15/2028	379	383
	Energy Transfer LP	6.100%	12/1/2028	1,250	1,299
	Energy Transfer LP	5.250%	4/15/2029	5,010	5,105
	Energy Transfer LP	5.250%	7/1/2029	1,690	1,727
	Energy Transfer LP	4.150%	9/15/2029	2,640	2,608
	Energy Transfer LP	5.200%	4/1/2030	750	767
	Energy Transfer LP	4.550%	1/15/2031	2,250	2,230
[11]	Eni SpA	3.375%	Perpetual	200	224
	Enterprise Products Operating LLC	2.800%	1/31/2030	1,010	953
	Enterprise Products Operating LLC	4.600%	1/15/2031	1,860	1,864
	EOG Resources Inc.	4.400%	1/15/2031	900	894
	EQT Corp.	3.900%	10/1/2027	608	602
	EQT Corp.	4.500%	1/15/2029	1	1
	EQT Corp.	5.000%	1/15/2029	20	20
	EQT Corp.	7.000%	2/1/2030	237	253
	EQT Corp.	7.500%	6/1/2030	2	2
[3]	Excelerate Energy LP	8.000%	5/15/2030	110	115
	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	1,652	1,462
	Halliburton Co.	2.920%	3/1/2030	970	914
	Helmerich & Payne Inc.	4.650%	12/1/2027	965	966
	Helmerich & Payne Inc.	4.850%	12/1/2029	565	566
	Hess Corp.	7.875%	10/1/2029	480	536
[3]	Hess Midstream Operations LP	6.500%	6/1/2029	75	77
	Kinder Morgan Inc.	5.000%	2/1/2029	2,010	2,041
	Kinder Morgan Inc.	5.100%	8/1/2029	610	622
	Kinder Morgan Inc.	5.150%	6/1/2030	540	552
[3]	Kinetik Holdings LP	6.625%	12/15/2028	110	112
	Marathon Petroleum Corp.	3.800%	4/1/2028	981	969
	Marathon Petroleum Corp.	5.150%	3/1/2030	4,409	4,499
	MPLX LP	4.000%	3/15/2028	540	536
	MPLX LP	4.800%	2/15/2029	370	373
	MPLX LP	4.800%	2/15/2031	1,100	1,103
[3]	Noble Finance II LLC	8.000%	4/15/2030	10	10
	ONEOK Inc.	4.000%	7/13/2027	300	298
[3]	ONEOK Inc.	5.625%	1/15/2028	3,630	3,676
	ONEOK Inc.	4.550%	7/15/2028	295	295
	ONEOK Inc.	5.650%	11/1/2028	960	986
	ONEOK Inc.	4.350%	3/15/2029	2,262	2,248
	ONEOK Inc.	5.375%	6/1/2029	790	805
	ONEOK Inc.	3.100%	3/15/2030	270	255
	ONEOK Inc.	3.250%	6/1/2030	160	151
	OQ SAOC	5.125%	5/6/2028	908	906
	Ovintiv Inc.	5.650%	5/15/2028	1,845	1,894
[3]	Permian Resources Operating LLC	8.000%	4/15/2027	90	90
	Petrobras Global Finance BV	5.999%	1/27/2028	939	955
	Petrobras Global Finance BV	5.125%	9/10/2030	1,325	1,297
[4]	Petroleos Mexicanos	8.750%	6/2/2029	1,467	1,542
	Petroleos Mexicanos	6.840%	1/23/2030	350	350
	Petronas Capital Ltd.	3.500%	4/21/2030	740	715
	Petronas Capital Ltd.	4.950%	1/3/2031	1,476	1,506
	Phillips 66	3.900%	3/15/2028	360	357
	Phillips 66 Co.	4.950%	12/1/2027	1,850	1,867
	Phillips 66 Co.	5.875%	3/15/2056	920	906
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/2029	680	658
	SA Global Sukuk Ltd.	4.250%	10/2/2029	654	638
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	1,625	1,618
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	4,680	4,649
[3]	Saudi Arabian Oil Co.	4.375%	2/2/2031	3,400	3,301

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Schlumberger Holdings Corp.	5.000%	5/29/2027	1,495	1,506
[3]	Schlumberger Holdings Corp.	5.000%	11/15/2029	1,060	1,074
	Shell Finance US Inc.	4.125%	11/6/2030	1,620	1,604
[3]	SM Energy Co.	6.750%	8/1/2029	125	127
[3]	SM Energy Co.	8.750%	7/1/2031	90	94
[3]	SM Energy Co.	9.625%	6/15/2033	115	127
[3]	Sunoco LP	5.625%	3/15/2031	110	110
[3]	Sunoco LP	5.375%	7/15/2031	30	30
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/2029	110	113
	Targa Resources Corp.	5.200%	7/1/2027	1,800	1,815
	Targa Resources Corp.	4.350%	1/15/2029	320	319
	Targa Resources Corp.	6.150%	3/1/2029	645	672
	Targa Resources Corp.	4.350%	4/15/2031	1,120	1,097
	TotalEnergies Capital USA LLC	4.248%	1/13/2031	2,036	2,018
[11]	TotalEnergies SE	1.625%	Perpetual	600	669
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	2,850	2,837
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	1,595	1,564
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	1,040	1,033
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	620	590
[3]	Transocean International Ltd.	8.250%	5/15/2029	55	57
[3]	Transocean International Ltd.	8.750%	2/15/2030	56	58
[3]	Valaris Ltd.	8.375%	4/30/2030	15	16
	Valero Energy Corp.	5.150%	2/15/2030	440	449
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	260	247
[3]	Venture Global LNG Inc.	9.500%	2/1/2029	430	465
[3]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	130	134
	Western Midstream Operating LP	4.500%	3/1/2028	365	365
	Western Midstream Operating LP	4.050%	2/1/2030	440	428
	Western Midstream Operating LP	4.800%	3/1/2031	1,280	1,268
	Williams Cos. Inc.	3.750%	6/15/2027	1,055	1,047
	Williams Cos. Inc.	5.300%	8/15/2028	3,275	3,342
	Williams Cos. Inc.	4.900%	3/15/2029	4,530	4,581
	Williams Cos. Inc.	4.800%	11/15/2029	760	768
					153,322
Financials (29.6%)
[11]	ABN AMRO Bank NV	5.500%	9/21/2033	400	476
	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	1,520	1,541
	Abu Dhabi Developmental Holding Co. PJSC	4.500%	5/6/2030	1,400	1,376
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/2027	1,814	1,816
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	4/1/2028	2,012	2,027
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/2028	2,958	3,029
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/2028	1,255	1,209
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.100%	1/19/2029	980	993
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	2/28/2029	1,220	1,204
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	9/10/2029	4,019	4,011
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.150%	9/30/2030	150	158
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.375%	11/15/2030	676	664
	Affiliated Managers Group Inc.	3.300%	6/15/2030	900	845
	Aflac Inc.	3.600%	4/1/2030	225	218
	Air Lease Corp.	5.300%	2/1/2028	736	744
	Air Lease Corp.	4.625%	10/1/2028	2,185	2,175
	Air Lease Corp.	5.100%	3/1/2029	975	982
	Air Lease Corp.	3.000%	2/1/2030	930	865
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/2028	70	70
	Allstate Corp.	5.050%	6/24/2029	1,800	1,834
	Ally Financial Inc.	5.737%	5/15/2029	1,375	1,396
	Ally Financial Inc.	5.543%	1/17/2031	346	348
	American Express Co.	5.043%	7/26/2028	836	843
	American Express Co.	5.282%	7/27/2029	807	821
	American Express Co.	5.532%	4/25/2030	900	927
	American Express Co.	5.085%	1/30/2031	1,420	1,444
	American International Group Inc.	4.850%	5/7/2030	895	904
	American International Group Inc.	3.400%	6/30/2030	400	382
[3]	American National Global Funding	5.550%	1/28/2030	680	688
	American National Group Inc.	5.750%	10/1/2029	806	815
	Ameriprise Financial Inc.	5.700%	12/15/2028	1,700	1,758
[3]	AmWINS Group Inc.	6.375%	2/15/2029	105	106
[3]	AmWINS Group Inc.	4.875%	6/30/2029	75	72
[3]	Antares Holdings LP	6.350%	10/23/2029	652	645

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/2027	1,000	983
	Aon North America Inc.	5.150%	3/1/2029	1,980	2,022
[3]	Apollo Debt Solutions BDC	5.200%	12/8/2028	450	445
	Apollo Debt Solutions BDC	6.900%	4/13/2029	645	660
	Apollo Debt Solutions BDC	5.875%	8/30/2030	1,800	1,771
[3]	Apollo Debt Solutions BDC	5.700%	1/23/2031	675	660
[3]	Ardonagh Group Finance Ltd.	8.875%	2/15/2032	5	5
	Ares Capital Corp.	5.875%	3/1/2029	1,175	1,184
	Ares Capital Corp.	5.950%	7/15/2029	2,296	2,309
	Ares Capital Corp.	5.250%	4/12/2031	1,810	1,750
	Ares Strategic Income Fund	5.700%	3/15/2028	1,084	1,083
[3]	Ares Strategic Income Fund	5.450%	9/9/2028	1,368	1,354
	Ares Strategic Income Fund	6.350%	8/15/2029	1,720	1,729
[11]	Artea Bankas AB	3.739%	10/7/2029	100	114
	Arthur J Gallagher & Co.	4.600%	12/15/2027	734	736
	Arthur J Gallagher & Co.	4.850%	12/15/2029	812	821
	Assurant Inc.	4.900%	3/27/2028	83	83
[3]	Asurion LLC & Asurion Co-Issuer Inc.	8.000%	12/31/2032	115	119
[9]	Athene Global Funding	5.146%	11/1/2029	1,227	1,592
	Athene Holding Ltd.	4.125%	1/12/2028	1,145	1,131
[11]	Athora Holding Ltd.	6.625%	6/16/2028	1,162	1,398
[3]	Atlas Warehouse Lending Co. LP	4.625%	11/15/2028	1,130	1,113
[12]	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/2032	850	588
[5,12]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.307%	5/16/2033	570	403
[3]	Aviation Capital Group LLC	4.250%	4/30/2029	1,120	1,104
[11]	AXA SA	3.250%	5/28/2049	900	1,021
	Banco Santander SA	5.294%	8/18/2027	760	767
	Banco Santander SA	5.365%	7/15/2028	2,400	2,426
	Banco Santander SA	6.607%	11/7/2028	940	988
	Banco Santander SA	4.551%	11/6/2030	2,400	2,366
	Bank of America Corp.	3.705%	4/24/2028	1,660	1,647
	Bank of America Corp.	4.376%	4/27/2028	3,495	3,492
	Bank of America Corp.	4.948%	7/22/2028	2,990	3,009
	Bank of America Corp.	6.204%	11/10/2028	2,200	2,260
	Bank of America Corp.	3.419%	12/20/2028	6,059	5,953
	Bank of America Corp.	3.970%	3/5/2029	540	535
	Bank of America Corp.	5.202%	4/25/2029	3,226	3,272
	Bank of America Corp.	2.087%	6/14/2029	720	685
	Bank of America Corp.	4.271%	7/23/2029	600	598
	Bank of America Corp.	3.194%	7/23/2030	1,140	1,094
	Bank of America Corp.	5.162%	1/24/2031	1,700	1,732
	Bank of America Corp.	1.898%	7/23/2031	3,517	3,134
[11]	Bank of Cyprus Pcl	5.000%	5/2/2029	638	751
	Bank of Montreal	3.803%	12/15/2032	170	167
	Bank of New York Mellon	4.729%	4/20/2029	1,120	1,128
	Bank of New York Mellon Corp.	4.543%	2/1/2029	1,120	1,125
	Bank of New York Mellon Corp.	6.317%	10/25/2029	335	351
	Bank of New York Mellon Corp.	4.026%	1/22/2030	1,125	1,114
	Bank of New York Mellon Corp.	4.975%	3/14/2030	307	312
	Bank of Nova Scotia	5.130%	2/14/2031	1,050	1,068
[3]	Banque Federative du Credit Mutuel SA	4.541%	1/15/2031	2,405	2,371
	Barclays plc	4.836%	5/9/2028	300	300
	Barclays plc	5.501%	8/9/2028	800	809
	Barclays plc	4.837%	9/10/2028	1,754	1,760
	Barclays plc	7.385%	11/2/2028	3,770	3,927
	Barclays plc	5.086%	2/25/2029	1,638	1,651
	Barclays plc	4.972%	5/16/2029	1,300	1,307
	Barclays plc	6.490%	9/13/2029	1,830	1,905
	Barclays plc	4.476%	11/11/2029	1,090	1,084
	Barclays plc	5.690%	3/12/2030	2,470	2,537
	Barclays plc	4.219%	5/24/2030	1,400	1,379
	Barclays plc	5.367%	2/25/2031	3,213	3,268
	Barclays plc	4.521%	2/24/2032	1,400	1,370
	Blackstone Secured Lending Fund	5.350%	4/13/2028	410	407
[3]	Block Inc.	5.625%	8/15/2030	360	358
	Blue Owl Capital Corp.	5.950%	3/15/2029	2,108	2,084
	Blue Owl Capital Corp.	6.200%	7/15/2030	609	601
	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	619	612
[3]	BNP Paribas SA	4.792%	5/9/2029	285	286
[3]	BNP Paribas SA	5.283%	11/19/2030	440	447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	BNP Paribas SA	5.085%	5/9/2031	635	640
[9]	BNP Paribas SA	2.000%	5/24/2031	700	922
[11]	BNP Paribas SA	0.875%	8/31/2033	400	430
[9]	BPCE SA	5.250%	4/16/2029	500	654
[9]	BPCE SA	2.500%	11/30/2032	400	504
[11]	BPCE SA	1.750%	2/2/2034	300	326
[5,12]	BPCE SA, 3M Australian Bank Bill Rate + 1.250%	5.430%	6/12/2030	470	327
	Brown & Brown Inc.	4.700%	6/23/2028	736	738
	Brown & Brown Inc.	4.500%	3/15/2029	905	901
	Brown & Brown Inc.	2.375%	3/15/2031	1,100	969
	Canadian Imperial Bank of Commerce	4.243%	9/8/2028	3,110	3,103
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	1,100	1,109
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	1,510	1,544
	Canadian Imperial Bank of Commerce	4.283%	1/29/2030	1,800	1,788
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	1,500	1,501
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	830	848
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	3,331	3,317
	Capital One Financial Corp.	3.800%	1/31/2028	1,000	988
	Capital One Financial Corp.	5.468%	2/1/2029	750	761
	Capital One Financial Corp.	6.312%	6/8/2029	5,848	6,049
	Capital One Financial Corp.	5.700%	2/1/2030	2,391	2,452
	Capital One Financial Corp.	3.273%	3/1/2030	1,000	963
	Capital One Financial Corp.	5.247%	7/26/2030	422	428
	Capital One Financial Corp.	5.463%	7/26/2030	5,700	5,821
	Capital One Financial Corp.	4.493%	9/11/2031	1,146	1,125
	Capital One Financial Corp.	4.722%	1/30/2032	2,100	2,068
	Capital One NA	5.974%	8/9/2028	550	564
	Charles Schwab Corp.	5.643%	5/19/2029	3,900	4,007
	Charles Schwab Corp.	6.196%	11/17/2029	2,420	2,529
	Charles Schwab Corp.	4.343%	11/14/2031	1,110	1,098
	Chubb INA Holdings LLC	4.650%	8/15/2029	1,557	1,573
[3]	Citadel Finance LLC	5.900%	2/10/2030	1,000	1,007
[3]	Citadel Securities Global Holdings LLC	5.500%	6/18/2030	900	915
	Citibank NA	5.803%	9/29/2028	1,250	1,297
	Citibank NA	4.838%	8/6/2029	1,638	1,659
	Citibank NA	4.914%	5/29/2030	1,127	1,144
	Citigroup Inc.	4.450%	9/29/2027	1,104	1,104
	Citigroup Inc.	3.668%	7/24/2028	1,424	1,409
	Citigroup Inc.	4.125%	7/25/2028	200	198
	Citigroup Inc.	3.520%	10/27/2028	594	585
	Citigroup Inc.	4.786%	3/4/2029	1,045	1,050
	Citigroup Inc.	4.075%	4/23/2029	340	337
	Citigroup Inc.	3.980%	3/20/2030	504	496
	Citigroup Inc.	4.542%	9/19/2030	6,150	6,129
	Citigroup Inc.	2.976%	11/5/2030	335	316
	Citigroup Inc.	2.666%	1/29/2031	815	756
	Citigroup Inc.	4.412%	3/31/2031	1,295	1,279
	Citigroup Inc.	4.952%	5/7/2031	2,374	2,389
	Citigroup Inc.	2.572%	6/3/2031	1,485	1,362
	Citigroup Inc.	4.503%	9/11/2031	3,512	3,470
	Citizens Financial Group Inc.	5.253%	3/5/2031	884	894
[9]	Close Brothers Finance plc	1.625%	12/3/2030	200	219
[9]	Close Brothers Group plc	7.750%	6/14/2028	300	410
	CNO Financial Group Inc.	5.250%	5/30/2029	614	615
[5,12]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	5.862%	10/25/2033	850	599
	Corebridge Financial Inc.	3.650%	4/5/2027	5,928	5,875
	Corebridge Financial Inc.	3.850%	4/5/2029	635	620
[3]	Credit Agricole SA	4.631%	9/11/2028	670	670
[3]	Credit Agricole SA	4.656%	1/12/2032	1,855	1,828
[11]	Credit Agricole SA	5.500%	8/28/2033	400	480
[11]	Credit Mutuel Arkea SA	4.810%	5/15/2035	300	353
[3]	Danske Bank A/S	5.427%	3/1/2028	976	985
[3]	Danske Bank A/S	4.662%	3/27/2029	560	561
[3]	Danske Bank A/S	5.705%	3/1/2030	2,470	2,539
[3]	Danske Bank A/S	5.019%	3/4/2031	200	201
[3]	Danske Bank A/S	4.999%	3/27/2032	740	742
[3]	Depository Trust Co.	4.300%	3/27/2029	885	886
[3]	Depository Trust Co.	4.550%	3/27/2031	670	671
	Deutsche Bank AG	5.373%	1/10/2029	1,240	1,254
	Deutsche Bank AG	6.720%	1/18/2029	2,008	2,080

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deutsche Bank AG	6.819%	11/20/2029	3,548	3,725
	Deutsche Bank AG	5.297%	5/9/2031	2,566	2,592
	Deutsche Bank AG	4.950%	8/4/2031	5,499	5,479
	Deutsche Bank AG	4.725%	2/6/2032	1,140	1,123
[3]	DNB Bank ASA	4.853%	11/5/2030	1,210	1,221
[3]	DNB Bank ASA	4.384%	11/4/2031	1,880	1,850
[7,13]	DPS Lehman Brothers Holdings	0.000%	8/19/2065	210	—
	Eaton Vance Corp.	3.500%	4/6/2027	6	6
[11]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/2047	200	229
	Equifax Inc.	4.800%	9/15/2029	390	392
	Equifax Inc.	3.100%	5/15/2030	770	720
	Equitable Holdings Inc.	4.350%	4/20/2028	181	181
[3]	Fair Isaac Corp.	4.000%	6/15/2028	220	214
	Fidelity National Financial Inc.	4.500%	8/15/2028	20	20
	Fidelity National Information Services Inc.	4.450%	3/10/2028	2,400	2,393
	Fidelity National Information Services Inc.	4.550%	3/10/2029	2,370	2,358
	Fidelity National Information Services Inc.	4.800%	3/10/2031	2,240	2,222
	Fifth Third Bancorp	2.550%	5/5/2027	300	294
	Fifth Third Bancorp	3.950%	3/14/2028	1,462	1,452
	Fifth Third Bancorp	6.361%	10/27/2028	2,840	2,921
	Fifth Third Bancorp	6.339%	7/27/2029	4,386	4,548
	Fifth Third Bancorp	4.772%	7/28/2030	1,006	1,007
	Fifth Third Bancorp	4.895%	9/6/2030	2,990	3,000
	Fifth Third Financial Corp.	5.982%	1/30/2030	820	847
	Fiserv Inc.	5.450%	3/2/2028	1,800	1,826
	Fiserv Inc.	5.375%	8/21/2028	1,130	1,147
	Fiserv Inc.	3.500%	7/1/2029	1,920	1,840
	Fiserv Inc.	4.750%	3/15/2030	2,201	2,182
	Fiserv Inc.	2.650%	6/1/2030	500	456
[3]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	55	51
[11]	GA Global Funding Trust	3.750%	6/20/2032	300	329
	Gaci First Investment Co.	5.000%	1/29/2029	4,665	4,669
	GATX Corp.	4.550%	11/7/2028	266	267
	GATX Corp.	4.700%	4/1/2029	154	154
[3]	GGAM Finance Ltd.	8.000%	2/15/2027	80	81
[3]	Global Atlantic Fin Co.	4.400%	10/15/2029	410	396
[3]	Global Atlantic Fin Co.	3.125%	6/15/2031	1,310	1,149
	Goldman Sachs Group Inc.	3.691%	6/5/2028	850	842
	Goldman Sachs Group Inc.	4.482%	8/23/2028	1,500	1,499
	Goldman Sachs Group Inc.	4.148%	1/21/2029	6,000	5,960
	Goldman Sachs Group Inc.	4.153%	10/21/2029	6,840	6,776
	Goldman Sachs Group Inc.	6.484%	10/24/2029	1,600	1,674
	Goldman Sachs Group Inc.	5.727%	4/25/2030	1,735	1,790
	Goldman Sachs Group Inc.	5.049%	7/23/2030	2,098	2,122
	Goldman Sachs Group Inc.	4.692%	10/23/2030	1,490	1,491
	Goldman Sachs Group Inc.	5.207%	1/28/2031	3,510	3,567
	Goldman Sachs Group Inc.	5.218%	4/23/2031	1,439	1,463
	Goldman Sachs Group Inc.	4.369%	10/21/2031	6,155	6,034
	Goldman Sachs Group Inc.	4.516%	1/21/2032	5,930	5,841
	Golub Capital BDC Inc.	7.050%	12/5/2028	720	738
	Golub Capital BDC Inc.	6.000%	7/15/2029	551	549
	Golub Capital Private Credit Fund	5.875%	5/1/2030	1,254	1,231
	Horace Mann Educators Corp.	7.250%	9/15/2028	139	147
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/2031	150	151
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/2032	70	66
	HPS Corporate Lending Fund	5.450%	1/14/2028	3,030	3,007
[3]	HPS Corporate Lending Fund	4.900%	9/11/2028	482	470
[3]	HPS Corporate Lending Fund	5.850%	6/5/2030	3,156	3,078
	HSBC Holdings plc	4.041%	3/13/2028	661	658
	HSBC Holdings plc	5.597%	5/17/2028	1,930	1,951
	HSBC Holdings plc	4.755%	6/9/2028	1,714	1,718
	HSBC Holdings plc	5.210%	8/11/2028	700	705
	HSBC Holdings plc	2.013%	9/22/2028	649	626
	HSBC Holdings plc	7.390%	11/3/2028	3,105	3,237
	HSBC Holdings plc	5.130%	11/19/2028	1,760	1,774
	HSBC Holdings plc	4.899%	3/3/2029	990	995
	HSBC Holdings plc	6.161%	3/9/2029	1,641	1,689
	HSBC Holdings plc	4.583%	6/19/2029	118	118
	HSBC Holdings plc	2.206%	8/17/2029	1,690	1,599
	HSBC Holdings plc	5.546%	3/4/2030	2,755	2,822

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	4.398%	3/10/2030	2,070	2,054
	HSBC Holdings plc	3.973%	5/22/2030	1,005	983
	HSBC Holdings plc	5.286%	11/19/2030	2,341	2,381
	HSBC Holdings plc	5.130%	3/3/2031	1,670	1,687
	HSBC Holdings plc	5.240%	5/13/2031	8,075	8,186
	HSBC USA Inc.	4.650%	6/3/2028	282	284
	Huntington Bancshares Inc.	4.443%	8/4/2028	851	851
	Huntington Bancshares Inc.	6.208%	8/21/2029	3,800	3,940
	Huntington National Bank	4.871%	4/12/2028	2,356	2,363
	Huntington National Bank	4.552%	5/17/2028	300	300
	Huntington National Bank	5.650%	1/10/2030	1,453	1,502
	ING Groep NV	4.550%	10/2/2028	576	577
	ING Groep NV	4.803%	3/23/2032	1,120	1,113
[11]	ING Groep NV	4.375%	8/15/2034	100	117
	Intercontinental Exchange Inc.	4.000%	9/15/2027	1,151	1,147
	Intercontinental Exchange Inc.	3.625%	9/1/2028	3,215	3,167
	Jefferies Financial Group Inc.	5.875%	7/21/2028	740	756
	Jefferies Financial Group Inc.	4.150%	1/23/2030	432	417
	JPMorgan Chase & Co.	5.571%	4/22/2028	1,800	1,822
	JPMorgan Chase & Co.	4.323%	4/26/2028	4,554	4,553
	JPMorgan Chase & Co.	3.540%	5/1/2028	760	753
	JPMorgan Chase & Co.	2.182%	6/1/2028	2,309	2,251
	JPMorgan Chase & Co.	4.979%	7/22/2028	1,604	1,615
	JPMorgan Chase & Co.	4.851%	7/25/2028	185	186
	JPMorgan Chase & Co.	4.505%	10/22/2028	1,460	1,462
	JPMorgan Chase & Co.	4.005%	4/23/2029	3,600	3,569
	JPMorgan Chase & Co.	2.069%	6/1/2029	752	715
	JPMorgan Chase & Co.	4.203%	7/23/2029	1,380	1,372
	JPMorgan Chase & Co.	5.299%	7/24/2029	1,650	1,681
	JPMorgan Chase & Co.	6.087%	10/23/2029	910	946
	JPMorgan Chase & Co.	5.012%	1/23/2030	1,560	1,582
	JPMorgan Chase & Co.	5.581%	4/22/2030	2,620	2,700
	JPMorgan Chase & Co.	3.702%	5/6/2030	1,125	1,097
	JPMorgan Chase & Co.	4.565%	6/14/2030	807	808
	JPMorgan Chase & Co.	4.995%	7/22/2030	2,668	2,706
	JPMorgan Chase & Co.	2.739%	10/15/2030	1,060	998
	JPMorgan Chase & Co.	4.603%	10/22/2030	750	751
	JPMorgan Chase & Co.	5.140%	1/24/2031	3,840	3,908
	JPMorgan Chase & Co.	4.493%	3/24/2031	870	866
	JPMorgan Chase & Co.	5.103%	4/22/2031	339	345
	JPMorgan Chase & Co.	4.255%	10/22/2031	2,325	2,289
	JPMorgan Chase & Co.	4.347%	1/22/2032	3,400	3,352
	Keybank National Association	3.900%	4/13/2029	250	244
	KeyCorp	2.550%	10/1/2029	530	495
[11]	Kommunalkredit Austria AG	5.250%	3/28/2029	700	834
[3]	Lincoln Financial Global Funding	4.200%	1/12/2029	575	569
	Lloyds Banking Group plc	3.574%	11/7/2028	566	558
	Lloyds Banking Group plc	4.818%	6/13/2029	1,131	1,137
	Lloyds Banking Group plc	4.425%	11/4/2031	200	197
[5,12]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 2.000%	6.183%	3/17/2029	640	449
	LPL Holdings Inc.	5.700%	5/20/2027	565	570
	LPL Holdings Inc.	5.200%	3/15/2030	1,534	1,546
	M&T Bank Corp.	4.553%	8/16/2028	3,946	3,943
	M&T Bank Corp.	7.413%	10/30/2029	5,321	5,683
	M&T Bank Corp.	5.400%	7/30/2035	2,887	2,878
[12]	Macquarie Bank Ltd.	6.082%	6/7/2032	310	215
[5,12]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.850%	5.837%	2/20/2035	390	273
[5,12]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.950%	5.917%	3/1/2034	590	413
[5,12]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.700%	6.778%	6/7/2032	20	14
	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	501	494
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	3,547	3,565
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	2,320	2,326
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	4,040	4,069
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	600	604
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	160	162
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	1,300	1,320
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	1,320	1,340
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	810	824
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	2,170	2,205
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/2031	270	274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	4.527%	9/12/2031	3,422	3,387
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	1,460	1,439
	Mizuho Financial Group Inc.	5.667%	5/27/2029	823	843
	Morgan Stanley	3.950%	4/23/2027	892	887
	Morgan Stanley	5.652%	4/13/2028	346	350
	Morgan Stanley	4.210%	4/20/2028	900	897
[5]	Morgan Stanley	3.591%	7/22/2028	1,610	1,591
	Morgan Stanley	6.296%	10/18/2028	3,100	3,181
	Morgan Stanley	3.772%	1/24/2029	1,000	987
	Morgan Stanley	5.123%	2/1/2029	2,160	2,184
	Morgan Stanley	5.164%	4/20/2029	6,440	6,514
	Morgan Stanley	5.449%	7/20/2029	1,120	1,141
	Morgan Stanley	4.133%	10/18/2029	2,555	2,526
	Morgan Stanley	6.407%	11/1/2029	940	981
	Morgan Stanley	4.238%	1/9/2030	4,350	4,305
	Morgan Stanley	5.173%	1/16/2030	1,300	1,318
	Morgan Stanley	5.656%	4/18/2030	2,620	2,695
	Morgan Stanley	5.042%	7/19/2030	3,763	3,807
	Morgan Stanley	5.230%	1/15/2031	4,010	4,073
	Morgan Stanley	2.699%	1/22/2031	406	377
	Morgan Stanley	5.192%	4/17/2031	2,842	2,885
	Morgan Stanley	4.356%	10/22/2031	1,534	1,504
	Morgan Stanley	4.493%	1/16/2032	3,955	3,890
	Morgan Stanley Bank NA	5.504%	5/26/2028	1,070	1,082
	Morgan Stanley Bank NA	4.968%	7/14/2028	5,543	5,576
	Morgan Stanley Bank NA	5.016%	1/12/2029	4,010	4,053
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	2,700	2,700
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	2,460	2,451
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	8,780	8,750
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	1,236	1,217
	Nasdaq Inc.	5.350%	6/28/2028	950	970
	National Bank of Canada	5.600%	12/18/2028	740	762
	National Bank of Canada	4.500%	10/10/2029	810	811
[3]	National Securities Clearing Corp.	4.900%	6/26/2029	2,030	2,064
	NatWest Group plc	3.073%	5/22/2028	340	335
	NatWest Group plc	5.516%	9/30/2028	625	634
	NatWest Group plc	4.892%	5/18/2029	430	433
	NatWest Group plc	5.076%	1/27/2030	820	829
	NatWest Group plc	4.445%	5/8/2030	225	224
	NatWest Group plc	4.964%	8/15/2030	2,329	2,351
	NatWest Group plc	5.115%	5/23/2031	480	485
[9]	NatWest Group plc	2.105%	11/28/2031	831	1,086
[3,8]	Nippon Life Insurance Co.	4.748%	4/2/2031	1,715	1,719
	NMI Holdings Inc.	6.000%	8/15/2029	375	383
	Nomura Holdings Inc.	5.594%	7/2/2027	1,802	1,825
	Nomura Holdings Inc.	5.386%	7/6/2027	600	606
	Nomura Holdings Inc.	5.842%	1/18/2028	690	705
	Nomura Holdings Inc.	6.070%	7/12/2028	977	1,007
	Nomura Holdings Inc.	3.103%	1/16/2030	618	583
	Nomura Holdings Inc.	4.904%	7/1/2030	1,340	1,339
	Nomura Holdings Inc.	2.679%	7/16/2030	1,252	1,145
	Northern Trust Corp.	4.150%	11/19/2030	274	272
	Northern Trust Corp.	3.375%	5/8/2032	1,080	1,065
[3]	Nuveen LLC	5.550%	1/15/2030	560	574
	OneMain Finance Corp.	6.625%	5/15/2029	265	266
	OneMain Finance Corp.	6.750%	9/15/2033	5	5
[3]	Panther Escrow Issuer LLC	7.125%	6/1/2031	20	20
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.400%	7/1/2027	395	394
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/2027	570	581
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/2028	1,378	1,418
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	2/1/2030	1,058	1,074
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.550%	1/15/2031	962	951
[3]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	260	261
	Pinnacle Bank	5.625%	2/15/2028	840	849
	Pinnacle Bank	5.957%	1/15/2036	673	667
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	2,852	2,908
	PNC Bank NA	2.700%	10/22/2029	1,110	1,043
	PNC Financial Services Group Inc.	5.582%	6/12/2029	5,144	5,272
	PNC Financial Services Group Inc.	5.492%	5/14/2030	2,828	2,908
	PNC Financial Services Group Inc.	5.222%	1/29/2031	2,165	2,208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Financial Services Group Inc.	4.899%	5/13/2031	5,511	5,543
	Principal Financial Group Inc.	3.700%	5/15/2029	291	284
	Principal Financial Group Inc.	2.125%	6/15/2030	610	551
	Progressive Corp.	3.200%	3/26/2030	404	386
	Progressive Corp.	4.600%	3/26/2031	1,435	1,438
[11]	Raiffeisen Bank International AG	2.875%	6/18/2032	1,000	1,136
	Regions Financial Corp.	5.722%	6/6/2030	6,546	6,717
	Reinsurance Group of America Inc.	3.150%	6/15/2030	260	243
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	695	687
[3]	Rocket Cos. Inc.	6.125%	8/1/2030	270	273
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/2026	140	138
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/2029	90	85
	Royal Bank of Canada	6.000%	11/1/2027	1,870	1,919
	Royal Bank of Canada	4.522%	10/18/2028	3,685	3,689
	Royal Bank of Canada	4.965%	1/24/2029	964	973
	Royal Bank of Canada	4.969%	8/2/2030	5,390	5,457
	Royal Bank of Canada	4.650%	10/18/2030	1,451	1,454
	Royal Bank of Canada	5.153%	2/4/2031	5,650	5,740
	Royal Bank of Canada	4.970%	5/2/2031	1,766	1,786
	Royal Bank of Canada	4.696%	8/6/2031	140	140
	Royal Bank of Canada	4.305%	11/3/2031	1,410	1,386
[3]	Ryan Specialty LLC	5.875%	8/1/2032	30	30
	Santander UK Group Holdings plc	4.320%	9/22/2029	1,627	1,612
[3]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/2032	40	39
	Sixth Street Lending Partners	6.500%	3/11/2029	1,561	1,582
	Sixth Street Lending Partners	5.750%	1/15/2030	900	886
	Sixth Street Lending Partners	6.125%	7/15/2030	1,699	1,691
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	580	585
[3]	Societe Generale SA	4.450%	4/12/2030	2,125	2,103
[3]	Starwood Property Trust Inc.	7.250%	4/1/2029	10	10
[3]	Starwood Property Trust Inc.	6.000%	4/15/2030	75	75
[3]	Starwood Property Trust Inc.	6.500%	10/15/2030	55	56
	State Street Bank & Trust Co.	4.782%	11/23/2029	1,290	1,309
	State Street Corp.	4.543%	4/24/2028	255	255
	State Street Corp.	4.834%	4/24/2030	449	456
	State Street Corp.	3.031%	11/1/2034	1,544	1,455
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	491	501
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	324	319
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	570	587
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	470	442
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	835	826
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	1,294	1,321
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	800	816
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	650	585
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/2030	660	687
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/2031	1,375	1,367
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	920	906
[3]	Takeoff Merger Sub Inc.	4.400%	3/24/2028	2,240	2,228
[3]	Takeoff Merger Sub Inc.	4.500%	3/24/2029	2,240	2,225
[3]	Takeoff Merger Sub Inc.	4.850%	3/24/2031	1,790	1,769
[11]	Talanx AG	2.250%	12/5/2047	700	789
	Toronto-Dominion Bank	5.156%	1/10/2028	1,496	1,515
	Toronto-Dominion Bank	3.913%	1/13/2028	1,130	1,122
	Toronto-Dominion Bank	4.861%	1/31/2028	4,410	4,446
	Toronto-Dominion Bank	5.523%	7/17/2028	850	871
	Toronto-Dominion Bank	4.783%	12/17/2029	2,870	2,903
	Toronto-Dominion Bank	4.808%	6/3/2030	1,166	1,176
	Toronto-Dominion Bank	4.411%	1/13/2031	1,125	1,116
[11]	Triodos Bank NV	4.875%	9/12/2029	1,000	1,172
	Truist Bank	4.420%	7/24/2028	6,770	6,769
	Truist Bank	4.144%	1/27/2029	920	915
	Truist Financial Corp.	4.873%	1/26/2029	2,073	2,087
	Truist Financial Corp.	7.161%	10/30/2029	1,430	1,519
	Truist Financial Corp.	5.435%	1/24/2030	552	565
	Truist Financial Corp.	5.071%	5/20/2031	2,867	2,898
	Truist Financial Corp.	4.597%	1/27/2032	1,250	1,236
	UBS AG	5.650%	9/11/2028	2,970	3,064
	UBS AG / Stamford CT	4.302%	3/16/2029	770	769
[3]	UBS Group AG	4.282%	1/9/2028	2,210	2,201
[3]	UBS Group AG	4.253%	3/23/2028	610	608

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	UBS Group AG	3.869%	1/12/2029	940	929
[3]	UBS Group AG	4.151%	12/23/2029	8,890	8,791
[3]	UBS Group AG	5.428%	2/8/2030	5,890	6,012
[3]	UBS Group AG	4.214%	4/10/2030	1,820	1,796
[3]	UBS Group AG	3.126%	8/13/2030	1,000	951
[3]	UBS Group AG	5.617%	9/13/2030	700	721
[3]	UBS Group AG	4.398%	9/23/2031	5,455	5,357
[3]	UBS Group AG	4.588%	8/10/2032	1,210	1,188
[11]	UniCredit SpA	5.375%	4/16/2034	300	360
	US Bancorp	4.548%	7/22/2028	1,443	1,445
	US Bancorp	4.653%	2/1/2029	1,571	1,577
	US Bancorp	5.775%	6/12/2029	3,500	3,599
	US Bancorp	5.384%	1/23/2030	980	1,003
	US Bancorp	5.046%	2/12/2031	4,658	4,726
	US Bancorp	5.083%	5/15/2031	3,541	3,590
	US Bancorp	4.481%	1/26/2032	1,360	1,346
[3]	UWM Holdings LLC	6.625%	2/1/2030	15	14
	Verisk Analytics Inc.	4.125%	3/15/2029	340	338
[11]	Volksbank Wien AG	5.750%	6/21/2034	600	709
[11]	Volksbank Wien AG	5.500%	12/4/2035	100	117
[13]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/2011	517	—
	Wells Fargo & Co.	4.300%	7/22/2027	800	799
	Wells Fargo & Co.	5.707%	4/22/2028	1,130	1,145
	Wells Fargo & Co.	3.584%	5/22/2028	6,015	5,956
	Wells Fargo & Co.	2.393%	6/2/2028	2,509	2,449
	Wells Fargo & Co.	4.808%	7/25/2028	2,658	2,669
	Wells Fargo & Co.	5.574%	7/25/2029	3,570	3,651
	Wells Fargo & Co.	4.078%	9/15/2029	1,146	1,133
	Wells Fargo & Co.	6.303%	10/23/2029	750	781
	Wells Fargo & Co.	4.182%	1/23/2030	3,960	3,925
	Wells Fargo & Co.	5.198%	1/23/2030	1,605	1,631
	Wells Fargo & Co.	2.879%	10/30/2030	600	566
	Wells Fargo & Co.	5.244%	1/24/2031	3,180	3,241
	Wells Fargo & Co.	2.572%	2/11/2031	250	231
	Wells Fargo & Co.	4.478%	4/4/2031	2,250	2,232
	Wells Fargo & Co.	5.150%	4/23/2031	1,609	1,636
[5,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	5.177%	11/11/2027	1,200	837
[5,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.670%	5.407%	7/10/2034	400	280
[5,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.880%	5.621%	4/3/2034	300	211
	Willis North America Inc.	4.650%	6/15/2027	725	726
	Willis North America Inc.	4.500%	9/15/2028	490	490
	Willis North America Inc.	2.950%	9/15/2029	506	479
					767,263
Health Care (7.9%)
[3]	1261229 BC Ltd.	10.000%	4/15/2032	115	117
	Abbott Laboratories	3.700%	3/9/2029	9,065	8,956
	Abbott Laboratories	4.000%	3/15/2031	18,000	17,707
	AbbVie Inc.	3.775%	3/3/2028	2,250	2,234
	AbbVie Inc.	4.800%	3/15/2029	14,105	14,332
	AbbVie Inc.	3.200%	11/21/2029	5,790	5,574
	AbbVie Inc.	4.125%	3/15/2031	3,160	3,114
	Agilent Technologies Inc.	4.200%	9/9/2027	3,845	3,839
	Amgen Inc.	3.200%	11/2/2027	253	249
	Amgen Inc.	5.150%	3/2/2028	7,430	7,540
	Amgen Inc.	1.650%	8/15/2028	645	608
	Amgen Inc.	2.450%	2/21/2030	968	900
	Amgen Inc.	5.250%	3/2/2030	1,860	1,911
	Amgen Inc.	4.200%	2/19/2031	3,355	3,308
	Ascension Health	4.078%	11/15/2028	1,395	1,390
	Ascension Health	4.294%	11/15/2030	2,325	2,305
	Augusta SpinCo Corp.	4.321%	9/23/2027	2,040	2,039
	Augusta SpinCo Corp.	4.398%	3/23/2029	2,015	2,009
	Augusta SpinCo Corp.	4.656%	3/23/2031	2,520	2,507
	Baxter International Inc.	3.950%	4/1/2030	2,750	2,635
[11]	Bayer AG	6.625%	9/25/2083	100	120
	Becton Dickinson & Co.	3.700%	6/6/2027	4,120	4,086
	Becton Dickinson & Co.	4.693%	2/13/2028	755	759
	Becton Dickinson & Co.	4.874%	2/8/2029	1,550	1,566
	Cardinal Health Inc.	3.410%	6/15/2027	40	40

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cardinal Health Inc.	5.125%	2/15/2029	1,500	1,526
	Cardinal Health Inc.	5.000%	11/15/2029	2,020	2,049
	Cencora Inc.	3.450%	12/15/2027	1,593	1,569
	Cencora Inc.	4.625%	12/15/2027	95	95
	Cencora Inc.	3.950%	2/13/2029	1,375	1,356
	Cencora Inc.	2.800%	5/15/2030	550	513
	Cencora Inc.	4.250%	11/15/2030	920	903
	Centene Corp.	4.625%	12/15/2029	1,756	1,667
[3]	Charles River Laboratories International Inc.	3.750%	3/15/2029	155	147
[3]	CHS / Community Health Systems Inc.	10.875%	1/15/2032	38	41
	Cigna Group	4.375%	10/15/2028	1,530	1,529
	Cigna Group	4.500%	9/15/2030	1,775	1,769
	CommonSpirit Health	4.352%	9/1/2030	880	868
	CommonSpirit Health	2.782%	10/1/2030	450	415
	CVS Health Corp.	3.625%	4/1/2027	4,105	4,070
	CVS Health Corp.	1.300%	8/21/2027	3,352	3,211
	CVS Health Corp.	4.300%	3/25/2028	3,673	3,661
	CVS Health Corp.	5.000%	1/30/2029	1,800	1,822
	CVS Health Corp.	5.400%	6/1/2029	1,670	1,710
	CVS Health Corp.	3.250%	8/15/2029	2,525	2,419
	CVS Health Corp.	5.125%	2/21/2030	1,148	1,164
	CVS Health Corp.	1.750%	8/21/2030	1,505	1,328
[3]	DaVita Inc.	4.625%	6/1/2030	50	48
	Elevance Health Inc.	5.150%	6/15/2029	900	917
	Elevance Health Inc.	2.875%	9/15/2029	280	265
	Elevance Health Inc.	4.750%	2/15/2030	1,565	1,575
	Elevance Health Inc.	2.250%	5/15/2030	1,085	989
[3]	Endo Finance Holdings LP	8.500%	4/15/2031	15	16
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	4,285	4,370
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	1,665	1,654
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	595	600
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	2,772	2,892
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	2,340	2,355
	Gilead Sciences Inc.	4.800%	11/15/2029	445	453
	HCA Inc.	5.000%	3/1/2028	590	596
	HCA Inc.	5.625%	9/1/2028	265	270
	HCA Inc.	5.875%	2/1/2029	700	720
	HCA Inc.	3.375%	3/15/2029	270	262
	HCA Inc.	5.250%	3/1/2030	990	1,010
	HCA Inc.	3.500%	9/1/2030	4,435	4,211
	HCA Inc.	4.300%	11/15/2030	1,665	1,637
[3]	Highmark Inc.	1.450%	5/10/2026	1,012	1,008
	Humana Inc.	5.750%	3/1/2028	2,185	2,228
[3]	IQVIA Inc.	5.000%	10/15/2026	135	135
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	1,880	1,781
	McKesson Corp.	4.650%	5/30/2030	3,385	3,406
[3]	Medline Borrower LP	5.250%	10/1/2029	210	208
	Merck & Co. Inc.	4.150%	3/15/2031	1,855	1,834
	Novartis Capital Corp.	4.100%	3/16/2029	2,250	2,248
	Novartis Capital Corp.	4.400%	3/18/2031	5,210	5,210
[3,11]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	2.875%	4/30/2028	200	222
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/2028	70	68
	Pfizer Inc.	4.200%	11/15/2030	2,835	2,812
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/2028	10,840	10,902
	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	510	477
	Quest Diagnostics Inc.	4.600%	12/15/2027	770	773
	Quest Diagnostics Inc.	4.200%	6/30/2029	425	422
	Quest Diagnostics Inc.	4.625%	12/15/2029	880	886
	Quest Diagnostics Inc.	2.950%	6/30/2030	360	337
	Revvity Inc.	3.300%	9/15/2029	605	579
[3]	Roche Holdings Inc.	4.790%	3/8/2029	3,920	3,994
	Royalty Pharma plc	1.750%	9/2/2027	1,000	964
	Royalty Pharma plc	2.200%	9/2/2030	460	414
[3]	Star Parent Inc.	9.000%	10/1/2030	40	42
	Stryker Corp.	4.250%	9/11/2029	1,000	996
	Stryker Corp.	4.850%	2/10/2030	835	847
	Stryker Corp.	1.950%	6/15/2030	750	678
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	333	337
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	1,305	1,186
	Teleflex Inc.	4.625%	11/15/2027	20	20

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tenet Healthcare Corp.	4.250%	6/1/2029	38	37
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	243	241
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/2027	20	20
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	10	10
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	85	86
	Thermo Fisher Scientific Inc.	4.215%	2/12/2031	2,180	2,157
	UnitedHealth Group Inc.	4.250%	1/15/2029	615	614
	UnitedHealth Group Inc.	4.000%	5/15/2029	1,395	1,380
	UnitedHealth Group Inc.	4.800%	1/15/2030	360	364
	UnitedHealth Group Inc.	4.650%	1/15/2031	1,620	1,628
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	1,345	1,376
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	4,200	4,267
					205,711
Industrials (5.5%)
[3]	Air Canada	3.875%	8/15/2026	800	796
	Allegion plc	3.500%	10/1/2029	492	474
[3]	Allison Transmission Inc.	4.750%	10/1/2027	60	60
[3]	American Airlines Inc.	7.250%	2/15/2028	130	131
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/2029	30	30
	Amphenol Corp.	3.800%	11/15/2027	2,108	2,096
	Amphenol Corp.	3.900%	11/15/2028	1,193	1,184
	Amphenol Corp.	4.125%	11/15/2030	1,611	1,587
[12]	Aurizon Finance Pty Ltd.	3.000%	3/9/2028	1,090	716
[3]	BAE Systems plc	5.125%	3/26/2029	1,910	1,949
	Boeing Co.	5.040%	5/1/2027	295	297
	Boeing Co.	6.259%	5/1/2027	910	926
	Boeing Co.	3.250%	2/1/2028	2,175	2,131
	Boeing Co.	3.450%	11/1/2028	551	538
	Boeing Co.	3.200%	3/1/2029	1,530	1,475
	Boeing Co.	6.298%	5/1/2029	3,404	3,576
	Boeing Co.	5.150%	5/1/2030	13,616	13,824
	Boeing Co.	6.388%	5/1/2031	1,102	1,176
[12]	Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/2030	310	202
[3]	BWX Technologies Inc.	4.125%	6/30/2028	170	166
	Canadian Pacific Railway Co.	4.000%	6/1/2028	1,135	1,128
	Canadian Pacific Railway Co.	2.050%	3/5/2030	130	119
	Carrier Global Corp.	2.722%	2/15/2030	1,110	1,037
	Caterpillar Financial Services Corp.	3.750%	2/23/2029	947	935
	Caterpillar Financial Services Corp.	4.150%	1/8/2031	754	747
[11]	CIMIC Finance Ltd.	1.500%	5/28/2029	600	644
[3]	Clean Harbors Inc.	5.125%	7/15/2029	105	104
	CNH Industrial Capital LLC	4.550%	4/10/2028	1,200	1,200
	CNH Industrial Capital LLC	5.500%	1/12/2029	930	953
	CNH Industrial Capital LLC	4.375%	3/7/2031	2,885	2,818
[3]	CompoSecure Holdings LLC	5.625%	2/1/2033	75	73
[3]	Daimler Truck Finance North America LLC	4.950%	1/13/2028	505	509
[3]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	530	535
[3]	Daimler Truck Finance North America LLC	5.400%	9/20/2028	1,050	1,070
[3]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	2,835	2,880
	Deere Funding Canada Corp.	4.150%	10/9/2030	2,049	2,022
[3,4]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/2028	3,634	3,628
	Eaton Capital ULC	4.450%	5/9/2030	1,400	1,400
	Eaton Corp.	3.850%	3/6/2028	3,830	3,804
	Eaton Corp.	3.950%	3/6/2029	1,400	1,386
	Eaton Corp.	4.200%	3/6/2031	1,040	1,025
[3]	Entegris Inc.	4.375%	4/15/2028	105	103
[3]	Entegris Inc.	4.750%	4/15/2029	80	79
[3]	Esab Corp.	5.625%	4/1/2031	55	55
	FedEx Corp.	3.400%	2/15/2028	544	534
[3]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	598	591
[3]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	850	835
[3]	Garda World Security Corp.	6.500%	1/15/2031	20	20
[3]	Garda World Security Corp.	8.250%	8/1/2032	50	50
[3]	Garda World Security Corp.	8.375%	11/15/2032	70	70
[3]	Gates Corp.	6.875%	7/1/2029	140	143
	GE Vernova Inc.	4.250%	2/4/2031	1,598	1,578
	General Electric Co.	4.300%	7/29/2030	1,151	1,148
[3]	Herc Holdings Inc.	7.000%	6/15/2030	35	36
[3]	Honeywell Aerospace Inc.	3.900%	3/16/2028	4,133	4,104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Honeywell Aerospace Inc.	4.000%	3/16/2029	2,767	2,743
[3]	Honeywell Aerospace Inc.	4.300%	3/16/2031	4,318	4,274
	Howmet Aerospace Inc.	3.750%	3/3/2028	480	474
	Howmet Aerospace Inc.	3.900%	4/15/2029	678	669
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	1,179	1,161
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	92	87
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	1,970	2,008
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	876	860
	Ingersoll Rand Inc.	5.197%	6/15/2027	2,090	2,109
	Ingersoll Rand Inc.	5.400%	8/14/2028	300	307
	Ingersoll Rand Inc.	5.176%	6/15/2029	2,010	2,058
	Jacobs Solutions Inc.	4.750%	3/3/2031	2,220	2,189
[3]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	62	59
	John Deere Capital Corp.	4.500%	1/16/2029	799	806
	John Deere Capital Corp.	3.900%	3/9/2029	1,330	1,320
	John Deere Capital Corp.	4.200%	3/10/2031	910	901
	Keysight Technologies Inc.	5.350%	7/30/2030	1,350	1,387
	L3Harris Technologies Inc.	4.400%	6/15/2028	23	23
	L3Harris Technologies Inc.	5.050%	6/1/2029	2,110	2,147
	L3Harris Technologies Inc.	2.900%	12/15/2029	722	681
	Lennox International Inc.	1.700%	8/1/2027	200	193
	Lockheed Martin Corp.	4.150%	8/15/2028	806	807
	Lockheed Martin Corp.	4.500%	2/15/2029	1,160	1,169
	Lockheed Martin Corp.	4.400%	8/15/2030	1,617	1,619
[3]	Mueller Water Products Inc.	4.000%	6/15/2029	100	96
	Nordson Corp.	4.500%	12/15/2029	1,600	1,597
	Northrop Grumman Corp.	3.250%	1/15/2028	1,006	989
	Northrop Grumman Corp.	4.600%	2/1/2029	6,044	6,085
	Northrop Grumman Corp.	4.400%	5/1/2030	1,944	1,939
	Northrop Grumman Corp.	4.650%	7/15/2030	1,630	1,639
	Otis Worldwide Corp.	5.250%	8/16/2028	1,315	1,342
	Otis Worldwide Corp.	2.565%	2/15/2030	1,138	1,056
	Parker-Hannifin Corp.	3.250%	6/14/2029	760	737
	Paychex Inc.	5.100%	4/15/2030	610	616
[12]	Qantas Airways Ltd.	3.150%	9/27/2028	1,500	974
[3]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	35	34
	Regal Rexnord Corp.	6.050%	4/15/2028	465	477
	RELX Capital Inc.	4.750%	3/27/2030	1,100	1,108
	Republic Services Inc.	4.875%	4/1/2029	910	923
	Republic Services Inc.	4.750%	7/15/2030	660	668
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	25	24
	RTX Corp.	3.125%	5/4/2027	985	973
	RTX Corp.	4.125%	11/16/2028	3,951	3,935
	RTX Corp.	5.750%	1/15/2029	780	809
	RTX Corp.	7.500%	9/15/2029	280	307
	RTX Corp.	6.000%	3/15/2031	2,560	2,720
	Ryder System Inc.	5.300%	3/15/2027	830	836
	Ryder System Inc.	5.650%	3/1/2028	350	358
	Ryder System Inc.	5.250%	6/1/2028	735	747
	Ryder System Inc.	6.300%	12/1/2028	3,250	3,397
	Ryder System Inc.	5.375%	3/15/2029	1,310	1,341
	Ryder System Inc.	4.300%	12/1/2030	663	652
	Southwest Airlines Co.	5.125%	6/15/2027	2,331	2,339
	Southwest Airlines Co.	3.450%	11/16/2027	541	531
[3]	TransDigm Inc.	6.750%	8/15/2028	175	177
	Tyco Electronics Group SA	4.625%	2/1/2030	660	667
	United Airlines Holdings Inc.	4.875%	3/1/2029	45	44
	United Airlines Holdings Inc.	5.375%	3/1/2031	25	24
[4]	United Airlines Pass Through Trust Class A Series 2020-1	5.875%	4/15/2029	46	46
	Veralto Corp.	5.350%	9/18/2028	410	419
[3]	WESCO Distribution Inc.	6.375%	3/15/2029	100	102
[3]	WESCO Distribution Inc.	5.250%	4/15/2031	25	25
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	810	819
					142,320
Materials (1.9%)
	Air Products & Chemicals Inc.	4.600%	2/8/2029	385	389
[3]	Alcoa Nederland Holding BV	6.125%	5/15/2028	15	15
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	2,237	2,251
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	1,090	1,102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	ARC Falcon I Inc. / Arclin USA LLC / New Arclin US Holding Corp.	9.750%	3/1/2033	235	226
	ArcelorMittal SA	6.550%	11/29/2027	131	135
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.250%	1/30/2031	30	30
	BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	1,800	1,833
[3]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/2029	333	332
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/2029	60	56
[3]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	60	57
	Commercial Metals Co.	4.125%	1/15/2030	45	43
	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	1,621	1,603
	Corp. Nacional del Cobre de Chile	3.000%	9/30/2029	500	469
	Corp. Nacional del Cobre de Chile	5.950%	1/8/2034	200	204
	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	217	226
	CRH America Finance Inc.	4.400%	2/9/2031	1,233	1,216
	Eastman Chemical Co.	4.500%	12/1/2028	302	302
	Eastman Chemical Co.	5.000%	8/1/2029	1,135	1,146
	Eastman Chemical Co.	4.500%	2/20/2031	1,360	1,330
[3]	Element Solutions Inc.	3.875%	9/1/2028	210	204
	FMC Corp.	3.450%	10/1/2029	95	85
	FMC Corp.	8.450%	11/1/2055	55	36
	Freeport Indonesia PT	4.763%	4/14/2027	890	887
	Freeport-McMoRan Inc.	4.375%	8/1/2028	650	646
	Freeport-McMoRan Inc.	4.250%	3/1/2030	560	550
[3]	Glencore Funding LLC	4.907%	4/1/2028	1,320	1,330
[3]	Glencore Funding LLC	5.371%	4/4/2029	1,320	1,347
[3]	Glencore Funding LLC	2.500%	9/1/2030	380	345
[3,8]	Glencore Funding LLC	4.900%	7/1/2031	2,510	2,509
[3]	Graphic Packaging International LLC	1.512%	4/15/2026	120	120
[3]	Graphic Packaging International LLC	4.750%	7/15/2027	495	491
[3]	Graphic Packaging International LLC	3.500%	3/15/2028	10	10
[3]	Graphic Packaging International LLC	3.750%	2/1/2030	10	9
[3]	Hudbay Minerals Inc.	4.500%	4/1/2026	45	45
[3]	JH North America Holdings Inc.	5.875%	1/31/2031	90	90
[3]	Magnera Corp.	7.250%	11/15/2031	70	65
	Mosaic Co.	5.375%	11/15/2028	570	582
	Mosaic Co.	4.350%	1/15/2029	1,170	1,164
[3]	NOVA Chemicals Corp.	4.250%	5/15/2029	250	243
[3]	Novelis Corp.	4.750%	1/30/2030	60	57
	Nutrien Ltd.	5.200%	6/21/2027	2,115	2,135
	Nutrien Ltd.	4.900%	3/27/2028	1,845	1,861
	Nutrien Ltd.	4.200%	4/1/2029	565	561
	Nutrien Ltd.	2.950%	5/13/2030	740	694
[3]	Olympus Water US Holding Corp.	6.750%	8/1/2032	65	62
[3]	Olympus Water US Holding Corp.	7.250%	2/15/2033	235	225
	Owens Corning	5.500%	6/15/2027	730	739
	Owens Corning	3.500%	2/15/2030	1,100	1,056
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/2027	95	95
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	20	19
	PPG Industries Inc.	4.375%	3/15/2031	2,320	2,287
[3]	Quikrete Holdings Inc.	6.375%	3/1/2032	85	86
	Rio Tinto Finance USA plc	4.875%	3/14/2030	1,890	1,919
[3]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/2028	215	218
	Sherwin-Williams Co.	4.550%	3/1/2028	675	678
	Sherwin-Williams Co.	4.300%	8/15/2028	1,641	1,636
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	1,450	1,477
[3]	SNF Group SACA	3.125%	3/15/2027	535	535
[3]	SNF Group SACA	5.626%	3/31/2031	205	207
	Steel Dynamics Inc.	4.000%	12/15/2028	4,580	4,535
	Suzano Austria GmbH	6.000%	1/15/2029	657	671
	Vale Canada Ltd.	7.200%	9/15/2032	726	789
	Vulcan Materials Co.	4.950%	12/1/2029	546	554
	WestRock MWV LLC	8.200%	1/15/2030	790	885
[3]	WR Grace Holdings LLC	5.625%	8/15/2029	60	55
	WRKCo Inc.	4.000%	3/15/2028	300	298
					48,057
Real Estate (2.8%)
	Alexandria Real Estate Equities Inc.	4.500%	7/30/2029	71	71
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	1,179	1,100
	American Homes 4 Rent LP	4.250%	2/15/2028	459	457
	American Homes 4 Rent LP	4.900%	2/15/2029	130	131

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Homes 4 Rent LP	4.950%	6/15/2030	1,310	1,314
	American Tower Corp.	3.550%	7/15/2027	575	569
	American Tower Corp.	3.600%	1/15/2028	284	280
	American Tower Corp.	5.800%	11/15/2028	510	526
	American Tower Corp.	3.950%	3/15/2029	1,400	1,377
	American Tower Corp.	2.900%	1/15/2030	1,038	975
[11]	Aroundtown SA	3.500%	5/13/2030	800	886
	AvalonBay Communities Inc.	2.300%	3/1/2030	299	276
	AvalonBay Communities Inc.	4.350%	12/1/2030	1,050	1,039
[9]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/2028	100	124
[11]	Blackstone Property Partners Europe Holdings Sarl	1.625%	4/20/2030	100	105
	Boston Properties LP	6.750%	12/1/2027	620	641
	Boston Properties LP	4.500%	12/1/2028	280	279
	Boston Properties LP	3.400%	6/21/2029	270	259
	Brandywine Operating Partnership LP	8.875%	4/12/2029	225	228
	Brandywine Operating Partnership LP	6.125%	1/15/2031	25	22
	Brixmor Operating Partnership LP	2.250%	4/1/2028	240	230
	Brixmor Operating Partnership LP	4.125%	5/15/2029	941	929
	Camden Property Trust	3.150%	7/1/2029	500	479
	COPT Defense Properties LP	2.000%	1/15/2029	637	595
	COPT Defense Properties LP	4.500%	10/15/2030	824	813
	Crown Castle Inc.	3.650%	9/1/2027	48	47
	Crown Castle Inc.	5.000%	1/11/2028	1,950	1,965
	Crown Castle Inc.	3.800%	2/15/2028	330	325
	Crown Castle Inc.	4.900%	9/1/2029	350	352
	Crown Castle Inc.	3.100%	11/15/2029	716	676
	Crown Castle Inc.	3.300%	7/1/2030	160	150
	CubeSmart LP	2.250%	12/15/2028	1,599	1,509
	CubeSmart LP	4.375%	2/15/2029	854	848
[11]	Deutsche EuroShop AG	4.500%	10/15/2030	300	340
	Digital Realty Trust LP	5.550%	1/15/2028	4,750	4,835
	Digital Realty Trust LP	4.450%	7/15/2028	175	175
	Digital Realty Trust LP	3.600%	7/1/2029	1,717	1,668
	DOC DR LLC	3.950%	1/15/2028	271	268
[11]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	500	575
	Equinix Asia Financing Corp. Pte Ltd.	4.400%	3/15/2031	2,010	1,968
	Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	5,290	5,240
	Equinix Inc.	1.800%	7/15/2027	650	628
	Equinix Inc.	2.000%	5/15/2028	400	381
	Equinix Inc.	3.200%	11/18/2029	914	871
	Equinix Inc.	2.150%	7/15/2030	550	494
	ERP Operating LP	3.000%	7/1/2029	160	153
	ERP Operating LP	2.500%	2/15/2030	314	293
	Essex Portfolio LP	3.625%	5/1/2027	360	357
	Essex Portfolio LP	1.700%	3/1/2028	300	285
	Essex Portfolio LP	3.000%	1/15/2030	420	396
	Extra Space Storage LP	5.700%	4/1/2028	1,880	1,920
	Extra Space Storage LP	4.000%	6/15/2029	240	236
	Extra Space Storage LP	5.500%	7/1/2030	1,169	1,199
	Extra Space Storage LP	5.900%	1/15/2031	680	710
	Federal Realty OP LP	3.250%	7/15/2027	323	318
	Federal Realty OP LP	3.200%	6/15/2029	430	414
	Federal Realty OP LP	3.500%	6/1/2030	250	239
[12]	GAIF Bond Issuer Pty Ltd.	1.900%	12/14/2028	670	420
	Healthcare Realty Holdings LP	3.750%	7/1/2027	695	688
	Healthcare Realty Holdings LP	3.100%	2/15/2030	600	564
	Healthpeak OP LLC	2.125%	12/1/2028	200	188
	Healthpeak OP LLC	3.500%	7/15/2029	847	819
	Healthpeak OP LLC	3.000%	1/15/2030	620	583
	Highwoods Realty LP	4.125%	3/15/2028	390	384
	Highwoods Realty LP	4.200%	4/15/2029	1,036	1,008
	Highwoods Realty LP	3.050%	2/15/2030	887	818
	Host Hotels & Resorts LP	4.250%	12/15/2028	285	282
	Host Hotels & Resorts LP	3.375%	12/15/2029	130	123
	Hudson Pacific Properties LP	3.950%	11/1/2027	55	52
	Hudson Pacific Properties LP	5.950%	2/15/2028	100	95
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	262	246
	Kilroy Realty LP	4.750%	12/15/2028	1,374	1,364
	Kilroy Realty LP	4.250%	8/15/2029	316	305
	Kilroy Realty LP	3.050%	2/15/2030	658	601

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kimco Realty OP LLC	2.700%	10/1/2030	526	489
	Mid-America Apartments LP	3.950%	3/15/2029	716	708
	Mid-America Apartments LP	2.750%	3/15/2030	211	198
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	140	91
[3,11]	MPT Operating Partnership LP / MPT Finance Corp.	7.000%	2/15/2032	100	113
[3]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	15	15
	NNN REIT Inc.	4.300%	10/15/2028	60	60
	NNN REIT Inc.	2.500%	4/15/2030	820	755
	Omega Healthcare Investors Inc.	4.500%	4/1/2027	150	150
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	380	380
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	1,559	1,498
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	452	454
	Piedmont Operating Partnership LP	6.875%	7/15/2029	590	618
	Prologis LP	3.875%	9/15/2028	13	13
[11]	Public Property Invest A/S	4.625%	3/12/2030	800	937
[11]	Public Property Invest A/S	3.875%	10/16/2031	100	112
	Realty Income Corp.	4.750%	2/15/2029	2,160	2,180
	Realty Income Corp.	4.000%	7/15/2029	380	375
	Realty Income Corp.	3.400%	1/15/2030	140	134
	Rexford Industrial Realty LP	5.000%	6/15/2028	1,025	1,035
	Sabra Health Care LP	3.900%	10/15/2029	1,103	1,071
	SBA Communications Corp.	3.875%	2/15/2027	220	218
[12]	Scentre Group Trust 1 / Scentre Group Trust 2	6.500%	5/1/2031	500	356
	Service Properties Trust	5.500%	12/15/2027	145	145
[3]	Service Properties Trust	0.000%	9/30/2028	200	182
	Simon Property Group LP	4.300%	1/15/2031	1,120	1,105
	Store Capital LLC	4.500%	3/15/2028	180	179
	Sun Communities Operating LP	2.300%	11/1/2028	100	95
	UDR Inc.	3.200%	1/15/2030	200	191
	Ventas Realty LP	4.400%	1/15/2029	200	199
	Ventas Realty LP	3.000%	1/15/2030	200	189
	Welltower OP LLC	2.050%	1/15/2029	1,390	1,308
	Welltower OP LLC	4.125%	3/15/2029	638	634
	Welltower OP LLC	4.500%	7/1/2030	3,150	3,148
	Weyerhaeuser Co.	6.950%	10/1/2027	151	156
[3]	XHR LP	4.875%	6/1/2029	20	19
					71,590
Technology (6.0%)
	Accenture Capital Inc.	4.050%	10/4/2029	1,248	1,239
	Applied Materials Inc.	4.800%	6/15/2029	707	719
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/2028	350	346
	Broadcom Inc.	5.050%	7/12/2027	1,129	1,141
	Broadcom Inc.	1.950%	2/15/2028	702	674
	Broadcom Inc.	4.750%	4/15/2029	890	900
	Broadcom Inc.	5.050%	7/12/2029	3,465	3,537
	Broadcom Inc.	4.350%	2/15/2030	2,698	2,689
	Broadcom Inc.	5.000%	4/15/2030	3,320	3,381
	Broadcom Inc.	4.200%	10/15/2030	1,034	1,022
	Broadcom Inc.	4.300%	1/15/2031	1,580	1,567
	Cadence Design Systems Inc.	4.300%	9/10/2029	1,370	1,366
[3]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/2029	120	86
[3]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/2029	15	11
[3]	Cloud Software Group Inc.	6.500%	3/31/2029	231	225
[3]	Cloud Software Group Inc.	9.000%	9/30/2029	135	130
	Concentrix Corp.	6.500%	3/1/2029	2,273	2,210
	Cotiviti Corp.	7.625%	5/1/2031	260	242
	Crowdstrike Holdings Inc.	3.000%	2/15/2029	135	128
	Dell International LLC / EMC Corp.	6.100%	7/15/2027	310	316
	Dell International LLC / EMC Corp.	5.250%	2/1/2028	3,245	3,289
	Dell International LLC / EMC Corp.	4.750%	4/1/2028	1,560	1,571
	Dell International LLC / EMC Corp.	4.150%	2/15/2029	1,977	1,959
	Dell International LLC / EMC Corp.	5.300%	10/1/2029	2,480	2,531
	Dell International LLC / EMC Corp.	4.350%	2/1/2030	2,787	2,758
	Dell International LLC / EMC Corp.	5.000%	4/1/2030	2,740	2,773
	Dell International LLC / EMC Corp.	4.500%	2/15/2031	2,682	2,646
	DXC Technology Co.	2.375%	9/15/2028	822	773
[3]	Ellucian Holdings Inc.	6.500%	12/1/2029	60	58
[3]	Foundry JV Holdco LLC	5.900%	1/25/2030	660	683
[3]	Foundry JV Holdco LLC	5.500%	1/25/2031	5,300	5,416

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Foundry JV Holdco LLC	6.150%	1/25/2032	3,942	4,120
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	3,661	3,640
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	1,737	1,734
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	2,762	2,740
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	4,437	4,415
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	2,066	2,027
	HP Inc.	3.000%	6/17/2027	650	639
	HP Inc.	4.750%	1/15/2028	83	83
[3]	Imola Merger Corp.	4.750%	5/15/2029	255	248
	Intel Corp.	3.750%	8/5/2027	4,460	4,422
	Intel Corp.	2.450%	11/15/2029	4,704	4,365
	Intel Corp.	5.125%	2/10/2030	2,970	3,008
	Intel Corp.	3.900%	3/25/2030	1,443	1,399
	International Business Machines Corp.	4.000%	2/3/2029	1,429	1,414
	International Business Machines Corp.	3.500%	5/15/2029	750	729
	International Business Machines Corp.	4.300%	2/3/2031	1,595	1,572
	Jabil Inc.	4.200%	2/1/2029	800	791
[3]	Kioxia Holdings Corp.	6.250%	7/24/2030	50	51
	Leidos Inc.	4.100%	3/15/2029	2,380	2,355
	Leidos Inc.	4.375%	5/15/2030	220	217
	Microchip Technology Inc.	4.900%	3/15/2028	2,336	2,350
	Microchip Technology Inc.	5.050%	2/15/2030	1,782	1,799
	Motorola Solutions Inc.	4.850%	8/15/2030	2,300	2,316
	NXP BV / NXP Funding LLC	5.550%	12/1/2028	29	30
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	8/19/2028	1,126	1,121
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/2029	535	530
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/2030	960	915
	Oracle Corp.	2.800%	4/1/2027	1,300	1,278
	Oracle Corp.	3.250%	11/15/2027	1,150	1,122
	Oracle Corp.	2.300%	3/25/2028	450	429
	Oracle Corp.	4.500%	5/6/2028	1,501	1,496
	Oracle Corp.	4.800%	8/3/2028	3,144	3,145
	Oracle Corp.	4.550%	2/4/2029	4,674	4,614
	Oracle Corp.	4.200%	9/27/2029	7,002	6,785
	Oracle Corp.	4.450%	9/26/2030	2,547	2,455
	Oracle Corp.	4.950%	2/4/2031	5,222	5,111
[3]	Rocket Software Inc.	9.000%	11/28/2028	255	255
	Roper Technologies Inc.	4.250%	9/15/2028	961	956
	Roper Technologies Inc.	4.450%	9/15/2030	1,273	1,254
	Salesforce Inc.	4.500%	3/15/2028	7,000	7,002
	Salesforce Inc.	4.650%	3/15/2029	7,500	7,514
	Skyworks Solutions Inc.	1.800%	6/1/2026	4,075	4,056
[3]	SS&C Technologies Inc.	5.500%	9/30/2027	410	410
[3]	SS&C Technologies Inc.	6.500%	6/1/2032	50	50
	Synopsys Inc.	4.550%	4/1/2027	1,780	1,782
	Synopsys Inc.	4.650%	4/1/2028	1,160	1,165
	Synopsys Inc.	4.850%	4/1/2030	2,790	2,811
	Teledyne Technologies Inc.	2.250%	4/1/2028	677	650
[3]	UKG Inc.	6.875%	2/1/2031	300	294
	VMware LLC	1.800%	8/15/2028	2,767	2,605
	VMware LLC	4.700%	5/15/2030	2,387	2,403
	Workday Inc.	3.500%	4/1/2027	1,350	1,338
	Workday Inc.	3.700%	4/1/2029	377	367
					156,763
Utilities (5.9%)
	AEP Texas Inc.	5.450%	5/15/2029	1,560	1,600
	AES Corp.	5.450%	6/1/2028	555	560
	AES Corp.	2.450%	1/15/2031	460	407
	Alabama Power Co.	4.300%	3/15/2031	2,280	2,259
[3]	Alliant Energy Finance LLC	5.400%	6/6/2027	560	564
	Ameren Corp.	1.750%	3/15/2028	690	656
	Ameren Corp.	5.000%	1/15/2029	6,980	7,090
	American Electric Power Co. Inc.	5.750%	11/1/2027	916	933
	American Electric Power Co. Inc.	5.200%	1/15/2029	1,130	1,154
	American Electric Power Co. Inc.	5.800%	3/15/2056	920	908
	Arizona Public Service Co.	2.600%	8/15/2029	720	676
[12]	Ausgrid Finance Pty Ltd.	1.814%	2/5/2027	420	282
[12]	AusNet Services Holdings Pty Ltd.	4.400%	8/16/2027	790	538
[12]	AusNet Services Holdings Pty Ltd.	4.200%	8/21/2028	740	496

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	AusNet Services Holdings Pty Ltd.	6.187%	2/12/2055	450	306
[3]	California Buyer Ltd. / Atlantica Sustainable Infrastructure plc	6.375%	2/15/2032	70	68
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	800	818
	CenterPoint Energy Inc.	5.400%	6/1/2029	3,003	3,077
	CenterPoint Energy Inc.	2.950%	3/1/2030	437	412
[3]	Clearway Energy Operating LLC	4.750%	3/15/2028	230	227
	Comision Federal de Electricidad	5.700%	1/24/2030	1,512	1,507
	Constellation Energy Generation LLC	3.900%	1/8/2028	1,090	1,082
	Constellation Energy Generation LLC	4.400%	1/15/2031	990	978
	Consumers Energy Co.	4.600%	5/30/2029	1,103	1,111
	Consumers Energy Co.	4.500%	1/15/2031	900	902
	Dominion Energy Inc.	4.600%	5/15/2028	4,480	4,495
	Dominion Energy Inc.	4.250%	6/1/2028	64	64
	Dominion Energy Inc.	3.375%	4/1/2030	1,620	1,548
	Dominion Energy Inc.	5.000%	6/15/2030	230	233
	Dominion Energy Inc.	6.000%	2/15/2056	2,350	2,330
	DTE Electric Co.	2.250%	3/1/2030	690	638
	DTE Energy Co.	4.950%	7/1/2027	1,530	1,540
	DTE Energy Co.	4.875%	6/1/2028	2,410	2,432
	DTE Energy Co.	5.100%	3/1/2029	2,660	2,705
	DTE Energy Co.	3.400%	6/15/2029	905	875
	DTE Energy Co.	2.950%	3/1/2030	1,710	1,611
	Duke Energy Carolinas LLC	6.000%	12/1/2028	8	8
	Duke Energy Corp.	5.000%	12/8/2027	700	708
	Duke Energy Corp.	4.300%	3/15/2028	925	924
	Duke Energy Corp.	3.400%	6/15/2029	530	514
	Duke Energy Corp.	2.450%	6/1/2030	1,000	922
[3]	Electricite de France SA	5.700%	5/23/2028	310	317
[3]	Electricite de France SA	4.500%	9/21/2028	200	200
[3]	Enel Finance International NV	4.125%	9/30/2028	1,060	1,051
	Entergy Corp.	1.900%	6/15/2028	430	408
	Entergy Corp.	2.800%	6/15/2030	1,250	1,163
[14]	Eskom Holdings	4.314%	7/23/2027	1,500	1,475
	Essential Utilities Inc.	4.800%	8/15/2027	770	773
	Evergy Inc.	4.250%	3/15/2029	970	962
	Eversource Energy	4.600%	7/1/2027	1,100	1,101
	Eversource Energy	5.450%	3/1/2028	1,670	1,698
	Exelon Corp.	5.150%	3/15/2028	3,200	3,237
	Exelon Corp.	5.150%	3/15/2029	940	959
	Exelon Corp.	4.050%	4/15/2030	2,550	2,499
	FirstEnergy Corp.	3.900%	7/15/2027	615	610
	FirstEnergy Corp.	2.650%	3/1/2030	2,940	2,725
	FirstEnergy Corp.	2.250%	9/1/2030	822	740
[3]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	540	547
[3]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/2029	1,230	1,222
[3]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	1,220	1,216
[3]	FirstEnergy Transmission LLC	2.866%	9/15/2028	2,515	2,419
	FirstEnergy Transmission LLC	4.550%	1/15/2030	610	609
[11]	Iberdrola Finanzas SA	1.575%	Perpetual	200	224
[11]	Iberdrola International BV	1.450%	Perpetual	400	455
[3]	ITC Holdings Corp.	4.950%	9/22/2027	765	769
	ITC Holdings Corp.	3.350%	11/15/2027	886	871
[3]	Jersey Central Power & Light Co.	4.150%	1/15/2029	1,657	1,648
[3]	Jersey Central Power & Light Co.	4.400%	1/15/2031	1,430	1,409
[3]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	350	348
	National Fuel Gas Co.	5.500%	3/15/2030	1,390	1,423
	National Grid plc	5.602%	6/12/2028	1,020	1,044
[12]	Network Finance Co. Pty Ltd.	2.579%	10/3/2028	1,270	817
	Nevada Power Co.	6.250%	5/15/2055	160	160
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	1,000	1,004
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	1,790	1,799
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	1,390	1,403
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	1,380	1,258
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	930	944
	NiSource Inc.	5.250%	3/30/2028	1,630	1,656
	NiSource Inc.	5.200%	7/1/2029	3,315	3,383
	NiSource Inc.	3.600%	5/1/2030	250	241
[3]	NRG Energy Inc.	5.750%	7/15/2029	130	130
	OGE Energy Corp.	5.450%	5/15/2029	500	512
[3]	Ohio Edison Co.	4.950%	12/15/2029	2,250	2,276

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Gas & Electric Co.	3.300%	3/15/2030	320	305
	Oklahoma Gas & Electric Co.	3.250%	4/1/2030	960	916
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	1,790	1,790
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	800	806
	Pacific Gas & Electric Co.	2.100%	8/1/2027	586	568
	Pacific Gas & Electric Co.	6.100%	1/15/2029	1,270	1,314
	Pacific Gas & Electric Co.	5.550%	5/15/2029	3,090	3,163
[3]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/2028	260	254
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	1,001	993
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	485	489
	PG&E Recovery Funding LLC	5.045%	7/15/2034	619	626
	Pinnacle West Capital Corp.	4.900%	5/15/2028	650	655
	Pinnacle West Capital Corp.	5.150%	5/15/2030	680	691
	PPL Capital Funding Inc.	4.125%	4/15/2030	1,400	1,371
[3]	PSEG Power LLC	5.200%	5/15/2030	1,525	1,548
	Public Service Co. of Colorado	4.150%	3/13/2029	1,170	1,167
	Public Service Electric & Gas Co.	2.450%	1/15/2030	450	420
	Public Service Electric & Gas Co.	4.200%	1/1/2031	1,570	1,550
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	2,440	2,494
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	2,740	2,828
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	1,400	1,427
	Public Service Enterprise Group Inc.	4.900%	3/15/2030	1,250	1,263
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	2,340	2,059
[3]	Rayburn Country Securitization LLC	2.307%	12/1/2032	191	182
	Sempra	6.625%	4/1/2055	546	545
	Southern California Edison Co.	5.300%	3/1/2028	760	771
	Southern California Edison Co.	5.650%	10/1/2028	830	850
	Southern Co.	5.113%	8/1/2027	2,425	2,446
	Southern Co.	1.750%	3/15/2028	30	29
	Southern Co.	4.850%	6/15/2028	2,060	2,080
	Southern Co.	3.700%	4/30/2030	1,320	1,279
	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	970	963
	Southwestern Electric Power Co.	4.100%	9/15/2028	410	408
[9]	SW Finance I plc	1.625%	3/30/2027	379	481
[9]	SW Finance I plc	2.375%	5/28/2028	400	492
[9]	SW Finance I plc	7.750%	10/31/2031	600	829
	Tampa Electric Co.	4.900%	3/1/2029	1,170	1,185
	Union Electric Co.	2.950%	3/15/2030	570	540
[11]	Veolia Environnement SA	1.625%	Perpetual	100	114
[12]	Victoria Power Networks Finance Pty Ltd.	2.132%	4/21/2028	600	388
[3]	Vistra Operations Co. LLC	5.625%	2/15/2027	95	95
[3]	Vistra Operations Co. LLC	4.300%	10/15/2028	770	762
[3]	Vistra Operations Co. LLC	4.600%	10/15/2030	700	688
	WEC Energy Group Inc.	5.150%	10/1/2027	1,045	1,057
	WEC Energy Group Inc.	1.375%	10/15/2027	810	774
	WEC Energy Group Inc.	4.750%	1/15/2028	2,360	2,377
	Wisconsin Electric Power Co.	3.950%	3/1/2029	680	673
	Wisconsin Electric Power Co.	4.150%	10/15/2030	1,150	1,135
	Wisconsin Public Service Corp.	4.250%	1/15/2031	1,130	1,118
	Xcel Energy Inc.	4.000%	6/15/2028	1,320	1,311
	Xcel Energy Inc.	2.600%	12/1/2029	200	187
[3]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	170	168
[3]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	35	36
[3]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	20	21
[9]	Yorkshire Water Finance plc	1.750%	11/26/2026	600	776
					153,320
Total Corporate Bonds (Cost $2,095,651)					2,105,814
Floating Rate Loan Interests (0.3%)
[5]	American Airlines Inc. Term Loan B, TSFR3M + 2.750%	6.418%	5/28/2032	38	38
[5]	American Airlines Inc. Term Loan, TSFR3M + 2.250%	5.918%	4/20/2028	77	76
[5]	Asurion LLC Term Loan B-13, TSFR1M + 4.250%	7.918%	9/19/2030	80	79
[5]	Asurion LLC Term Loan B-14, TSFR1M + 3.750%	7.418%	2/23/2033	73	71
[5]	Athenahealth Group Inc. Term Loan B, TSFR1M + 2.750%	6.418%	2/15/2029	104	102
[5]	Barnes Group Inc. Term Loan B, TSFR1M + 2.500%	6.168%	1/27/2032	239	238
[5]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.750%	7.418%	1/15/2031	489	489
[5]	Beach Acquisition Bidco LLC Term Loan B, TSFR3M + 3.250%	6.950%	9/12/2032	55	55
[5]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.000%	5.660%	10/16/2031	197	196
[5,15]	Betclic Everest Group	—%	12/10/2031	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Boots Group Bidco Ltd. Term Loan, TSFR3M + 3.250%	6.924%	8/30/2032	35	35
[5]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.168%	5/6/2030	114	114
[5]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	6.418%	1/28/2032	458	456
[5]	Cotiviti Corp. Term Loan, TSFR1M + 2.750%	6.418%	3/26/2032	89	82
[5,15]	Dayforce Inc. Term Loan, TSFR3M + 3.000%	6.663%	2/4/2033	180	170
[5,11,15]	Electronic Arts Inc.	—%	3/24/2033	120	126
[5]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 3.750%	7.418%	4/23/2031	302	300
[5]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.250%	5.950%	8/15/2030	118	118
[5]	First Student Bidco Inc. Term Loan C, TSFR3M + 2.250%	5.950%	8/15/2030	22	22
[5]	Froneri Lux Finco Sarl Term Loan B-6, TSFR6M + 2.250%	5.877%	9/30/2032	135	132
[5]	Graham Packaging Co. Inc. Term Loan B, TSFR1M + 2.250%	5.918%	1/26/2033	15	15
[5]	Gryphon Acquire Newco LLC Term Loan B, TSFR3M + 3.000%	6.675%	9/13/2032	140	140
[5,15]	Hologic Inc.	—%	1/14/2033	205	202
[5]	Lavender Dutch BorrowerCo BV Term Loan, TSFR3M + 3.250%	6.949%	12/30/2032	145	142
[5]	LifePoint Health Inc. Term Loan B-1, TSFR3M + 3.500%	7.152%	5/19/2031	148	147
[5]	Light & Wonder International Inc. Term Loan B, TSFR1M + 2.000%	5.675%	4/16/2029	60	60
[5]	McAfee LLC Term Loan B, TSFR1M + 3.000%	6.668%	3/1/2029	108	96
[5]	Men's Wearhouse Inc. Term Loan B, TSFR3M + 5.750%	9.414%	1/28/2031	10	10
[5]	Nexstar Broadcasting Inc. Term Loan B-7, TSFR3M + 2.750%	6.427%	3/18/2033	135	133
[5]	Opal Bidco SAS Term Loan B-4, TSFR3M + 3.000%	6.700%	4/28/2032	338	337
[5]	Orion US Finco Inc. Term Loan, TSFR3M + 3.500%	7.150%	10/8/2032	200	198
[5]	Qnity Electronics Inc. Term Loan B, TSFR1M + 2.000%	5.668%	11/1/2032	45	45
[5]	Rocket Software Inc. Term Loan B, TSFR1M + 3.750%	7.418%	11/28/2028	5	5
[5]	Sazerac Co. Inc. Term Loan B, TSFR1M + 2.000%	5.670%	7/9/2032	274	274
[5]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 1.750%	5.450%	11/5/2028	380	382
[5]	TK Elevator Midco GmbH Term Loan B, TSFR3M + 2.750%	6.442%	4/30/2030	40	40
[5]	TK Elevator Midco GmbH Term Loan B, TSFR6M + 2.750%	6.377%	4/30/2030	124	125
[5]	TKO Worldwide Holdings LLC Term Loan, TSFR3M + 2.000%	5.664%	11/21/2031	35	35
[5]	TransDigm Inc. Term Loan J, TSFR1M + 2.500%	6.168%	2/28/2031	40	40
[5]	TransDigm Inc. Term Loan L, TSFR1M + 2.500%	6.168%	1/19/2032	15	15
[5]	TransDigm Inc. Term Loan M, TSFR1M + 2.500%	6.168%	8/19/2032	440	440
[5]	TransDigm Inc. Term Loan N, TSFR1M + 2.500%	6.168%	2/13/2033	20	20
[5]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	8.450%	5/6/2032	454	449
[5]	Versant Media Group Inc. Term Loan B, TSFR3M + 3.500%	7.200%	1/30/2031	25	25
Total Floating Rate Loan Interests (Cost $6,340)					6,284
Sovereign Bonds (3.3%)
[11]	Arab Republic of Egypt	4.750%	4/16/2026	153	176
	Baiterek National Investment Holding JSC	5.450%	5/8/2028	1,000	1,005
	Banque Ouest Africaine de Developpement	5.000%	7/27/2027	230	229
	Corp. Andina de Fomento	4.750%	4/1/2026	704	704
[3]	Corp. Financiera de Desarrollo SA	2.400%	9/28/2027	50	48
	Corp. Financiera de Desarrollo SA	2.400%	9/28/2027	1,000	967
	Dominican Republic	6.000%	7/19/2028	209	210
	Dominican Republic	5.500%	2/22/2029	504	500
	Dominican Republic	4.500%	1/30/2030	150	143
	Eagle Funding Luxco Sarl	5.500%	8/17/2030	10,670	10,710
	Kingdom of Jordan	7.500%	1/13/2029	1,130	1,163
	Kingdom of Morocco	2.375%	12/15/2027	905	869
	Korea Electric Power Corp.	5.375%	7/31/2026	1,480	1,485
	Korea National Oil Corp.	4.125%	9/30/2027	1,291	1,288
	KSA Sukuk Ltd.	5.250%	6/4/2027	1,655	1,667
	KSA Sukuk Ltd.	4.303%	1/19/2029	200	198
[16]	Magyar Export-Import Bank Zrt	6.125%	12/4/2027	600	607
[16]	MFB Magyar Fejlesztesi Bank Zrt	6.500%	6/29/2028	413	422
	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/2030	1,008	1,013
	Perusahaan Penerbit SBSN Indonesia III	4.500%	12/1/2030	1,165	1,144
	Republic of Argentina	1.000%	7/9/2029	2,319	2,031
[17]	Republic of Argentina, 1.750% coupon rate effective 7/9/2027	0.750%	7/9/2030	650	544
[11]	Republic of Chile	0.100%	1/26/2027	120	135
	Republic of Chile	2.750%	1/31/2027	1,000	986
	Republic of Chile	3.240%	2/6/2028	230	225
	Republic of Chile	4.850%	1/22/2029	1,530	1,548
	Republic of Hungary	6.125%	5/22/2028	3,119	3,190
	Republic of Hungary	5.250%	6/16/2029	400	401
	Republic of Hungary	2.125%	9/22/2031	1,420	1,203
[11]	Republic of Korea	0.000%	10/15/2026	257	293
	Republic of Paraguay	5.000%	4/15/2026	203	203
[4]	Republic of Paraguay	4.950%	4/28/2031	319	318
	Republic of Peru	2.844%	6/20/2030	539	501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Peru	2.783%	1/23/2031	4,434	4,045
	Republic of Poland	4.875%	2/12/2030	1,774	1,809
[11]	Republic of Serbia	3.125%	5/15/2027	854	976
[11]	Republic of Serbia	1.000%	9/23/2028	200	213
[11]	Republic of Serbia	1.500%	6/26/2029	1,918	2,023
	Republic of Serbia	2.125%	12/1/2030	708	610
	Republic of South Africa	4.850%	9/30/2029	304	298
	Republic of Turkiye	5.950%	1/15/2031	1,128	1,086
[3,11]	Republic of Uzbekistan	5.375%	5/29/2027	955	1,112
	Republic of Uzbekistan	7.850%	10/12/2028	1,005	1,052
	Republic of Uzbekistan	5.375%	2/20/2029	451	445
[3,11]	Republic of Uzbekistan	5.100%	2/25/2029	461	534
[11]	Republic of Uzbekistan	5.100%	2/25/2029	2,015	2,333
[17]	Republic of Zambia, 7.500% coupon rate effective 6/30/2031	5.750%	6/30/2033	471	442
[11]	Romania	3.624%	5/26/2030	496	547
[11]	Romania	1.750%	7/13/2030	451	459
[11]	Romania	5.375%	3/22/2031	677	789
	Sharjah Sukuk Program Ltd.	3.854%	4/3/2026	769	768
	State of Israel	5.375%	3/12/2029	2,049	2,076
	State of Israel	2.500%	1/15/2030	1,500	1,376
	State of Israel	5.375%	2/19/2030	1,740	1,765
	State of Israel	4.500%	1/13/2031	1,336	1,309
	Sultanate of Oman	4.750%	6/15/2026	2,375	2,374
	Sultanate of Oman	6.000%	8/1/2029	450	463
[11]	United Mexican States	3.500%	9/19/2029	2,070	2,349
	United Mexican States	6.000%	5/13/2030	1,098	1,133
	United Mexican States	4.750%	3/22/2031	9,747	9,509
	United Mexican States	2.659%	5/24/2031	1,029	908
	United Mexican States	5.850%	7/2/2032	5,868	5,930
Total Sovereign Bonds (Cost $85,126)					84,859
Taxable Municipal Bonds (0.1%)
[18]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/2029	315	330
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/2035	95	94
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/2027	815	793
Total Taxable Municipal Bonds (Cost $1,228)					1,217
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[19]	Vanguard Market Liquidity Fund (Cost $1,143)	3.687%		11,435	1,143

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
5-Year CDX-NA-IG-S45-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	4/15/2026	0.550%	29,105	67
Total Options Purchased (Cost $43)					67
Total Investments (99.1%) (Cost $2,560,706)					2,569,288
Other Assets and Liabilities—Net (0.9%)					22,938
Net Assets (100%)					2,592,226
Cost is in $000.
1	Securities with a value of $723 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $2,213 have been segregated as initial margin for open centrally cleared swap contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $339,742, representing 13.1% of net assets.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Security value determined using significant unobservable inputs.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2026.
9	Face amount denominated in British pounds.
10	Payment-in-kind (PIK) security which may pay interest as additional principal.
11	Face amount denominated in euro.
12	Face amount denominated in Australian dollars.
13	Non-income-producing security—security in default.
14	Guaranteed by the Republic of South Africa.
15	Represents an unsettled loan as of March 31, 2026. The coupon rate is not known until the settlement date.
16	Guaranteed by the Republic of Hungary.
17	Step bond.
18	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
ABS—Asset-Backed Security.
ARM—Adjustable Rate Mortgage.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
GSI—Goldman Sachs International.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
5-Year CDX-NA-IG-S45-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	4/15/2026	0.700%	29,105	(14)
5-Year CDX-NA-IG-S45-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	4/15/2026	0.700%	29,105	(14)
5-Year CDX-NA-IG-S45-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	4/15/2026	0.700%	58,180	(29)
Total Options Written (Premiums Received $79)					(57)
GSI—Goldman Sachs International.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	167	34,643	11
5-Year U.S. Treasury Note	June 2026	857	92,710	(20)
10-Year U.S. Treasury Note	June 2026	2	222	—
				(9)

Short Futures Contracts
10-Year Japanese Government Bond	June 2026	(4)	(3,284)	42
AUD 3-Year Treasury Bond	June 2026	(45)	(3,218)	7
Euro-Bobl	June 2026	(83)	(11,074)	206
Euro-Schatz	June 2026	(76)	(9,290)	83
Long Gilt	June 2026	(9)	(1,046)	50
Ultra 10-Year U.S. Treasury Note	June 2026	(4)	(454)	10
				398
				389

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	6/17/2026	EUR	949	USD	1,096	4	—
State Street Bank & Trust Co.	6/17/2026	EUR	141	USD	164	—	(1)
State Street Bank & Trust Co.	6/17/2026	GBP	299	USD	397	—	(2)
BNP Paribas	6/17/2026	USD	10,082	AUD	14,065	389	—
Toronto-Dominion Bank	6/17/2026	USD	319	AUD	451	8	—
State Street Bank & Trust Co.	6/17/2026	USD	30,608	EUR	26,338	57	—
Wells Fargo Bank N.A.	6/17/2026	USD	1,023	EUR	878	5	—
State Street Bank & Trust Co.	6/17/2026	USD	680	EUR	588	—	(2)
HSBC Bank plc	6/17/2026	USD	639	EUR	548	3	—
Toronto-Dominion Bank	6/17/2026	USD	217	EUR	189	—	(2)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	8,498	GBP	6,312	146	—
Royal Bank of Canada	6/17/2026	USD	545	GBP	406	7	—
State Street Bank & Trust Co.	6/17/2026	USD	473	GBP	354	5	—
JPMorgan Chase Bank, N.A.	6/17/2026	USD	34	JPY	5,321	—	—
						624	(7)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.
At March 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $416 in connection with open forward currency contracts.
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S45-V2	12/21/2030	USD	6,697	5.000	364	(90)
CDX-NA-HY-S46-V1	6/21/2031	USD	4,925	5.000	244	44
CDX-NA-IG-S45-V1	12/21/2030	USD	8,588	1.000	155	(34)
CDX-NA-IG-S46-V1	6/21/2031	USD	52,183	1.000	917	27
General Motors Co.	6/21/2031	USD	450	5.000	77	2

Centrally Cleared Credit Default Swaps (continued)
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Republic of Chile	6/21/2031	USD	94	1.000	2	—
Republic of Indonesia	6/21/2031	USD	1,532	1.000	(1)	(2)
					1,758	(53)
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
2/22/2027	N/A	40,000	3.440[1]	(3.660)[2]	(107)	(107)
2/22/2028	N/A	20,000	3.660[3]	(3.280)[4]	139	139
					32	32
1	Interest payment received/(paid) at maturity.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) at maturity.
3	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
4	Interest payment received/(paid) annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D.	Swaptions: The portfolio invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The portfolio enters into swaptions to adjust the portfolio’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The portfolio may purchase a swaption from a counterparty whereby the portfolio has the right to enter into a swap in which the portfolio will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The portfolio may also sell a swaption to a counterparty whereby the portfolio grants the counterparty the right to enter into a swap in which the portfolio will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the portfolio in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
E.	Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.	Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.	Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into interest rate swap transactions to adjust the portfolio’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The portfolio enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.	Various inputs may be used to determine the value of the portfolio’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments, other financial instruments, and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	200,398	—	200,398
Asset-Backed/Commercial Mortgage-Backed Securities	—	168,106	1,400	169,506
Corporate Bonds	—	2,105,814	—	2,105,814
Floating Rate Loan Interests	—	6,284	—	6,284
Sovereign Bonds	—	84,859	—	84,859
Taxable Municipal Bonds	—	1,217	—	1,217
Temporary Cash Investments	1,143	—	—	1,143
Options Purchased	—	67	—	67
Total	1,143	2,566,745	1,400	2,569,288
Derivative Financial Instruments
Assets
Futures Contracts[1]	409	—	—	409
Forward Currency Contracts	—	624	—	624
Swap Contracts[1]	—	212	—	212
Total	409	836	—	1,245
Liabilities
Options Written	—	(57)	—	(57)
Futures Contracts[1]	(20)	—	—	(20)
Forward Currency Contracts	—	(7)	—	(7)
Swap Contracts[1]	—	(233)	—	(233)
Total	(20)	(297)	—	(317)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.